As filed with the Securities and Exchange Commission on August 26, 2010
1933 Act Registration No. 333-141757
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 10 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 142 /X/

Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)

Lincoln ChoicePlus Access, Lincoln ChoicePlus II Access,
Lincoln ChoicePlus Assurance (C Share)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:
Ronald R. Bessette, Esquire
The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on August 30, 2010, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ______________ pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus Access

Supplement dated September 13, 2010 to the Prospectus dated May 1, 2010

This supplement to the prospectus for your individual variable annuity contract introduces a new version of Guaranteed Income Benefit for elections made on or after September 13, 2010.  The Guaranteed Income Benefit (version 3) will no longer be available for purchase after December 31, 2010.  This supplement is for informational purposes and requires no action on your part.

Guaranteed Income Benefit (version 4).  The Guaranteed Income Benefit is an option that provides a guaranteed minimum payout floor for i4LIFE® Advantage regular income payments. Guaranteed Income Benefit (version 4) will be available for election beginning September 13, 2010.  Guaranteed Income Benefit (version 4) will be the only version of Guaranteed Income Benefit for election after December 31, 2010; however, the availability of prior versions of the Guaranteed Income Benefit may be guaranteed pursuant to provisions of a living benefit rider. Please refer to the prospectus, your contract and/or any living benefit rider that you own regarding this availability. The Guaranteed Income Benefit (version 3) will no longer be available for purchase after December 31, 2010. Previous versions of Guaranteed Income Benefit will not be impacted by this change.

Expense Tables.  The following table is inserted in the Expense Tables – Optional Rider Charges section following the 4LATER® Advantage charge section and replaces the i4LIFE® Advantage charge section.

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily Account Value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage with the Guaranteed Income Benefit (version 4) (as a daily percentage of average Account Value):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB	Account Value Death Benefit
Annual Charge	2.10%	1.90%
Guaranteed Income Benefit Charge	2.00%*	2.00%*
Total i4LIFE® Advantage with Guaranteed Income Benefit Charge	4.10%	3.90%
*The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (version 4). The current percentage charge for the single life option and the joint life option will be 0.65% once the rider becomes available.  The current percentage charge for the joint life option will be 0.85% on or after November 15, 2010.

i4LIFE® Advantage with the Guaranteed Income Benefit (versions 1, 2 and 3) (as a daily percentage of average Account Value):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Account Value Death Benefit
Annual Charge	2.10%	1.90%
Guaranteed Income Benefit (versions 1, 2 and 3) Charge**	1.50%*	1.50%*
Total i4LIFE® Advantage with Guaranteed Income Benefit (versions 1, 2 and 3) Charge	3.65%	3.40%
*The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (versions 1, 2 and 3). The current percentage charge is 0.50%.
**Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase either i4LIFE® Advantage with the Guaranteed Income Benefit (either version 2 or version 3 depending upon the terms of their rider) and may purchase the Guaranteed Income Benefit at or below the maximum charge that is in effect for that Guaranteed Income Benefit on the date that they purchased the Lincoln Lifetime IncomeSM Advantage.

Summary of Common Questions – The following paragraph replaces the paragraph titled “What are Living Benefit Riders?” in the Summary of Common Questions section of your May 1, 2010 prospectus:

What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 (both of which are withdrawal/income benefit riders) and 4LATER® Advantage and i4LIFE® Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. These riders are discussed in detail in the prospectus. In addition, an overview of these riders is provided with the prospectus.

Charges and Other Deductions - The following is inserted in the Charges and Other Deductions- Rider Charges section of the prospectus immediately after the first sentence of the section.

i4LIFE® Advantage Guaranteed Income Benefit Charge.  The Guaranteed Income Benefit  (version 4) which is available for purchase with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value (0.50% for version 1, 2 and 3), which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% (2.40% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; and 2.75% (2.60% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

On or after November 15, 2010 if you elect the joint life option, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.75% for the i4LIFE® Advantage Account Value death benefit; and 2.95% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of this prospectus).  At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred.  If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or step-up period election occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of the prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

The Contracts – Living Benefit Riders - Guaranteed Income Benefit with i4LIFE® Advantage.  The following replaces The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage section in the prospectus:

Guaranteed Income Benefit with i4LIFE® Advantage

A Guaranteed Income Benefit is available for purchase when you elect i4LIFE® Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

As discussed below certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity® Advantage , Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage 2.0 (withdrawal/income benefit riders) prior to electing i4LIFE® Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER® Advantage section of this prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.

Additional purchase payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE® Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 who decides to drop Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider or the Lincoln Lifetime IncomeSM Advantage 2.0 rider.

i4LIFE® Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time.  You may choose not to purchase the i4LIFE® Advantage Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage.  If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity® Advantage or the Lincoln Lifetime IncomeSM Advantage riders or the greater of the Account Value or Income Base from the Lincoln Lifetime IncomeSM Advantage 2.0 rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See General i4LIFE® Provisions in the prospectus for an example.

There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 3) will not be available for election on or after December 31, 2010.  You may elect Guaranteed Income Benefit (version 3) after December 31, 2010 if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 4) will be available for election on or after September 13, 2010.Please refer to your living benefit rider regarding the availability of prior versions of Guaranteed Income Benefit.

Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages of the Account Value and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the table below.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit
Age	Percentage of Account Value, Income Base or Guaranteed Amount*
Under 40	2.5%
40 - 54	3.0%
55 – under 59.5	3.5%
59.5 - 64	4.0%
65 - 69	4.5%
70 - 79	5.0%
80 and above	5.50%

* Purchasers of Lincoln SmartSecurity® Advantage may use any remaining Guaranteed Amount (if greater than the contract value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been any Automatic Annual Step-up) if greater than the contract value to establish the initial Guaranteed Income Benefit.

 If the amount of your i4LIFE® Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment) (Regular income payments also reduce the Account Value). This payment will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

* i4LIFE® Account Value before market decline:	$135,000
* i4LIFE® Account Value after market decline:	$100,000
* Guaranteed Income Benefit:	$ 810
* regular income payment after market decline:	$ 769
* Account Value after market decline and Guaranteed Income Benefit payment:	$ 99,190

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  For non-qualified contracts, the step-up will occur annually on the first valuation date on or after each periodic income commencement date anniversary starting on the first periodic income commencement date anniversary. For qualified contracts, the step-up will occur annually on the valuation date of the first periodic income payment of each calendar year. The first step-up is the valuation date of the first periodic income payment in the next calendar year following the periodic income commencement date.

The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4% for a 60-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated regular income payment. See The Contracts – i4LIFE® Advantage – Regular income payments during the Access Period of your prospectus for a discussion of recalculation of the regular income payment.

8/1/2010	Amount of initial regular income payment:	$5,051
8/1/2010	Account Value at election of Guaranteed Income Benefit (version 4):	$100,000
8/1/2010	Initial Guaranteed Income Benefit (4% times $100,000 Account Value):	$4,000
8/1/2011	Recalculated regular income payment:	$6,000
8/1/2011	Guaranteed Income Benefit after step-up (75% of $6,000):	$4,500

The contractowner’s Guaranteed Income Benefit was increased to 75% of the recalculated regular income payment.

At the time of a step-up of the Guaranteed Income Benefit the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up period for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up.  If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).

Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after January 20, 2009, and will be available for election up to December 31, 2010 (unless version 3 is available for election at any time per the terms of a living benefit rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every periodic income commencement date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the step-up period the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to January 20, 2009 (unless version 2 is available for election at any time per the terms of a living benefit rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a 15-year new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the 15-year step-up period the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%). This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed.  After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.

The next section describes certain guarantees in living benefit riders relating to the election of the Guaranteed Income Benefit.

Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those available at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts- Lincoln Lifetime IncomeSM Advantage 2.0 for more information.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  If this decision is made, the contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider’s effective date (if there has not been an Automatic Annual Step-up) if greater than the i4LIFE® Advantage Account Value to establish the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider. If the contractowner drops Lincoln Lifetime IncomeSM Advantage 2.0 and purchases i4LIFE® Advantage with Guaranteed Income Benefit (version 4) by the last day of the contractowner’s 85th birth year for qualified contracts (based on contractowner’s age for joint life option) or by by the last day of the contractowner’s  99th birth year for nonqualified contracts (based on youngest life for joint life option), the initial Guaranteed Income Benefit will equal the greater of  (a) the current Guaranteed Annual Income amount or (b) the Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been an Automatic Annual Step-up) multiplied by the applicable age-banded Guaranteed Income Benefit percentage or (c) the i4LIFE® Advantage Account Value multiplied by the applicable age-banded Guaranteed Income Benefit percentage.

Lincoln SmartSecurity® Advantage. Contractowners who purchased the Lincoln SmartSecurity® Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the contractowner’s age (single life option) or the youngest age of either the contractowner or secondary life (if applicable) , at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the contractowner’s age multiplied by the  remaining Guaranteed Amount (if greater than the contract value).

The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE® Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected the contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 5% for a 70-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example assumes an annual payment mode has been elected.

Account Value (equals contract value on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected :	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected:	$120,000
Amount of initial regular income payment:	$5,992 per year
Initial Guaranteed Income Benefit (5% x $120,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value:	$6,000

Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only).  The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value. See the Lincoln Lifetime IncomeSM Advantage - i4LIFE® Advantage Option section in the prospectus for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.

Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to drop Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the contractowner (single life option) or the youngest age of either the contractowner or secondary life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the contractowner’s age multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.

Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
•
The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 90 (age 85 versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. If you use the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 to calculate the Guaranteed Income Benefit after the fifth anniversary of the rider’s effective date, the minimum Access Period will be the longer of 15 years or the difference between your age (nearest birthday) and age 85.

•	The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your regular income payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE®Advantage Guaranteed Income Benefit in proportion to the reduction in the regular income payment. This reduction of the i4LIFE®Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE® Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER® Guaranteed Income Benefit section of your prospectus.

The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:

•	the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint life payout option was elected); or
•	a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
•	upon written notice to us; or
•	assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However if you used the greater of the Account Value or  Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 to establish the Guaranteed Income Benefit any termination of the Guaranteed Income Benefit will also result in a termination of  the i4LIFE® Advantage election.  If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage regular income payments will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Availability. The Guaranteed Income Benefit (version 4) will be available for purchase with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts on or after September 13, 2010. The contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

There is no guarantee that Guaranteed Income Benefit (version 4) will be available for purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this rider will depend upon your state’s approval. Certain features of Guaranteed Income Benefit may not be available in all states.  Check with your investment representative regarding availability.

The Contracts – Investment Requirements.  Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 or i4LIFE® Advantage with Guaranteed Income Benefit (version 4) on or after September 13, 2010, will be subject to the Investment Requirements listed under the heading “Investment Requirements – Beginning June 30, 2009” in the prospectus.

***

Please keep this Supplement with your prospectus for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus II Access

Supplement dated September 13, 2010 to the Prospectus dated May 1, 2010

This supplement to the prospectus for your individual variable annuity contract introduces a new version of Guaranteed Income Benefit for elections made on or after September 13, 2010.  The Guaranteed Income Benefit (version 3) will no longer be available for purchase after December 31, 2010.  This supplement is for informational purposes and requires no action on your part.

Guaranteed Income Benefit (version 4).  The Guaranteed Income Benefit is an option that provides a guaranteed minimum payout floor for i4LIFE® Advantage regular income payments. Guaranteed Income Benefit (version 4) will be available for election beginning September 13, 2010.  Guaranteed Income Benefit (version 4) will be the only version of Guaranteed Income Benefit for election after December 31, 2010; however, the availability of prior versions of the Guaranteed Income Benefit may be guaranteed pursuant to provisions of a living benefit rider. Please refer to the prospectus, your contract and/or any living benefit rider that you own regarding this availability. The Guaranteed Income Benefit (version 3) will no longer be available for purchase after December 31, 2010. Previous versions of Guaranteed Income Benefit will not be impacted by this change.

Expense Tables.  The following table is inserted in the Expense Tables – Optional Rider Charges section following the 4LATER® Advantage charge section and replaces the i4LIFE® Advantage charge section.

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily Account Value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage with the Guaranteed Income Benefit (version 4) (as a daily percentage of average Account Value):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB	Guarantee of Principal Death Benefit	Account Value Death Benefit
Annual Charge	2.10%	1.95%	1.90%
Guaranteed Income Benefit Charge	2.00%*	2.00%*	2.00%*
Total i4LIFE® Advantage with Guaranteed Income Benefit Charge	4.10%	3.95%	3.90%
*The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (version 4). The current percentage charge for the single life option and the joint life will be 0.65% once the rider becomes available.  The current percentage charge for the joint life option will be 0.85% on or after November 15, 2010.

i4LIFE® Advantage with the Guaranteed Income Benefit (versions 1, 2 and 3) (as a daily percentage of average Account Value):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
Annual Charge	2.10%	1.95%	1.90%
Guaranteed Income Benefit (versions 1, 2 and 3) Charge**	1.50%*	1.50%*	1.50%*
Total i4LIFE® Advantage with Guaranteed Income Benefit (versions 1, 2 and 3) Charge	3.65%	3.45%	3.40%
*The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (versions 1, 2 and 3). The current percentage charge is 0.50%.
**Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase either i4LIFE® Advantage with the Guaranteed Income Benefit (either version 2 or version 3 depending upon the terms of their rider) and may purchase the Guaranteed Income Benefit at or below the maximum charge that is in effect for that Guaranteed Income Benefit on the date that they purchased the Lincoln Lifetime IncomeSM Advantage.

Summary of Common Questions – The following paragraph replaces the paragraph titled “What are Living Benefit Riders?” in the Summary of Common Questions section of your May 1, 2010 prospectus:

What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 (both of which are withdrawal/income benefit riders) and 4LATER® Advantage and i4LIFE® Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. These riders are discussed in detail in the prospectus. In addition, an overview of these riders is provided with the prospectus.

Charges and Other Deductions - The following is inserted in the Charges and Other Deductions- Rider Charges section of the prospectus immediately after the first sentence of the section.

i4LIFE® Advantage Guaranteed Income Benefit Charge.  The Guaranteed Income Benefit  (version 4) which is available for purchase with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value (0.50% for version 1, 2 and 3), which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% (2.40% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 2.60% (2.45% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.75% (2.60% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

On or after November 15, 2010 if you elect the joint life option, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.75% for the i4LIFE® Advantage Account Value death benefit; 2.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.95% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of this prospectus).  At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred.  If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or step-up period election occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of the prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

The Contracts – Living Benefit Riders - Guaranteed Income Benefit with i4LIFE® Advantage.  The following replaces The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage section in the prospectus:

Guaranteed Income Benefit with i4LIFE® Advantage

A Guaranteed Income Benefit is available for purchase when you elect i4LIFE® Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

As discussed below certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity® Advantage , Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage 2.0 (withdrawal/income benefit riders) prior to electing i4LIFE® Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER® Advantage section of this prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.

Additional purchase payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE® Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 who decides to drop Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider or the Lincoln Lifetime IncomeSM Advantage 2.0 rider.

i4LIFE® Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time.  You may choose not to purchase the i4LIFE® Advantage Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage.  If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity® Advantage or the Lincoln Lifetime IncomeSM Advantage riders or the greater of the Account Value or Income Base from the Lincoln Lifetime IncomeSM Advantage 2.0 rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See General i4LIFE® Provisions in the prospectus for an example.

There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 3) will not be available for election on or after December 31, 2010.  You may elect Guaranteed Income Benefit (version 3) after December 31, 2010 if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 4) will be available for election on or after September 13, 2010.Please refer to your living benefit rider regarding the availability of prior versions of Guaranteed Income Benefit.

Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages of the Account Value and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the table below.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit
Age	Percentage of Account Value, Income Base or Guaranteed Amount*
Under 40	2.5%
40 - 54	3.0%
55 – under 59.5	3.5%
59.5 - 64	4.0%
65 - 69	4.5%
70 - 79	5.0%
80 and above	5.50%

* Purchasers of Lincoln SmartSecurity® Advantage may use any remaining Guaranteed Amount (if greater than the contract value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been any Automatic Annual Step-up) if greater than the contract value to establish the initial Guaranteed Income Benefit.

 If the amount of your i4LIFE® Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment) (Regular income payments also reduce the Account Value). This payment will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

* i4LIFE® Account Value before market decline:	$135,000
* i4LIFE® Account Value after market decline:	$100,000
* Guaranteed Income Benefit:	$ 810
* regular income payment after market decline:	$ 769
* Account Value after market decline and Guaranteed Income Benefit payment:	$ 99,190

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  For non-qualified contracts, the step-up will occur annually on the first valuation date on or after each periodic income commencement date anniversary starting on the first periodic income commencement date anniversary. For qualified contracts, the step-up will occur annually on the valuation date of the first periodic income payment of each calendar year. The first step-up is the valuation date of the first periodic income payment in the next calendar year following the periodic income commencement date.

The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4% for a 60-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated regular income payment. See The Contracts – i4LIFE® Advantage – Regular income payments during the Access Period of your prospectus for a discussion of recalculation of the regular income payment.

8/1/2010	Amount of initial regular income payment:	$5,051
8/1/2010	Account Value at election of Guaranteed Income Benefit (version 4):	$100,000
8/1/2010	Initial Guaranteed Income Benefit (4% times $100,000 Account Value):	$4,000
8/1/2011	Recalculated regular income payment:	$6,000
8/1/2011	Guaranteed Income Benefit after step-up (75% of $6,000):	$4,500

The contractowner’s Guaranteed Income Benefit was increased to 75% of the recalculated regular income payment.

At the time of a step-up of the Guaranteed Income Benefit the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up period for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up.  If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).

Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after January 20, 2009, and will be available for election up to December 31, 2010 (unless version 3 is available for election at any time per the terms of a living benefit rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every periodic income commencement date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the step-up period the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to January 20, 2009 (unless version 2 is available for election at any time per the terms of a living benefit rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a 15-year new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the 15-year step-up period the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%). This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed.  After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.

The next section describes certain guarantees in living benefit riders relating to the election of the Guaranteed Income Benefit.

Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those available at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts- Lincoln Lifetime IncomeSM Advantage 2.0 for more information.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  If this decision is made, the contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider’s effective date (if there has not been an Automatic Annual Step-up) if greater than the i4LIFE® Advantage Account Value to establish the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider. If the contractowner drops Lincoln Lifetime IncomeSM Advantage 2.0 and purchases i4LIFE® Advantage with Guaranteed Income Benefit (version 4) by the last day of the contractowner’s 85th birth year for qualified contracts (based on contractowner’s age for joint life option) or by by the last day of the contractowner’s  99th birth year for nonqualified contracts (based on youngest life for joint life option), the initial Guaranteed Income Benefit will equal the greater of  (a) the current Guaranteed Annual Income amount or (b) the Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been an Automatic Annual Step-up) multiplied by the applicable age-banded Guaranteed Income Benefit percentage or (c) the i4LIFE® Advantage Account Value multiplied by the applicable age-banded Guaranteed Income Benefit percentage.

Lincoln SmartSecurity® Advantage. Contractowners who purchased the Lincoln SmartSecurity® Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the contractowner’s age (single life option) or the youngest age of either the contractowner or secondary life (if applicable) , at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the contractowner’s age multiplied by the  remaining Guaranteed Amount (if greater than the contract value).

The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE® Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected the contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 5% for a 70-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example assumes an annual payment mode has been elected.

Account Value (equals contract value on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected :	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected:	$120,000
Amount of initial regular income payment:	$5,992 per year
Initial Guaranteed Income Benefit (5% x $120,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value:	$6,000

Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only).  The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value. See the Lincoln Lifetime IncomeSM Advantage - i4LIFE® Advantage Option section in the prospectus for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.

Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to drop Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the contractowner (single life option) or the youngest age of either the contractowner or secondary life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the contractowner’s age multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.

Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
•
The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 90 (age 85 versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. If you use the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 to calculate the Guaranteed Income Benefit after the fifth anniversary of the rider’s effective date, the minimum Access Period will be the longer of 15 years or the difference between your age (nearest birthday) and age 85.

•	The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your regular income payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE®Advantage Guaranteed Income Benefit in proportion to the reduction in the regular income payment. This reduction of the i4LIFE®Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE® Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER® Guaranteed Income Benefit section of your prospectus.

The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:

•	the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint life payout option was elected); or
•	a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
•	upon written notice to us; or
•	assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However if you used the greater of the Account Value or  Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 to establish the Guaranteed Income Benefit any termination of the Guaranteed Income Benefit will also result in a termination of  the i4LIFE® Advantage election.  If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage regular income payments will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Availability. The Guaranteed Income Benefit (version 4) will be available for purchase with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts on or after September 13, 2010. The contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

There is no guarantee that Guaranteed Income Benefit (version 4) will be available for purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this rider will depend upon your state’s approval. Certain features of Guaranteed Income Benefit may not be available in all states.  Check with your investment representative regarding availability.

The Contracts – Investment Requirements.  Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 or i4LIFE® Advantage with Guaranteed Income Benefit (version 4) on or after September 13, 2010, will be subject to the Investment Requirements listed under the heading “Investment Requirements – Beginning June 30, 2009” in the prospectus.

***

Please keep this Supplement with your prospectus for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus Assurance (C Share)

Supplement dated September 13, 2010 to the Prospectus dated May 1, 2010

This supplement to the prospectus for your individual variable annuity contract introduces a new version of Guaranteed Income Benefit for elections made on or after September 13, 2010.  The Guaranteed Income Benefit (version 3) will no longer be available for purchase after December 31, 2010.  This supplement is for informational purposes and requires no action on your part.

Guaranteed Income Benefit (version 4).  The Guaranteed Income Benefit is an option that provides a guaranteed minimum payout floor for i4LIFE® Advantage regular income payments. Guaranteed Income Benefit (version 4) will be available for election beginning September 13, 2010.  Guaranteed Income Benefit (version 4) will be the only version of Guaranteed Income Benefit for election after December 31, 2010; however, the availability of prior versions of the Guaranteed Income Benefit may be guaranteed pursuant to provisions of a living benefit rider. Please refer to the prospectus, your contract and/or any living benefit rider that you own regarding this availability. The Guaranteed Income Benefit (version 3) will no longer be available for purchase after December 31, 2010. Previous versions of Guaranteed Income Benefit will not be impacted by this change.

Expense Tables.  The following table is inserted in the Expense Tables – Optional Rider Charges section following the 4LATER® Advantage charge section and replaces the i4LIFE® Advantage charge section.

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily Account Value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage with the Guaranteed Income Benefit (version 4) (as a daily percentage of average Account Value):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB	Guarantee of Principal Death Benefit	Account Value Death Benefit
Annual Charge	2.35%	2.10%	2.05%
Guaranteed Income Benefit Charge	2.00%*	2.00%*	2.00%*
Total i4LIFE® Advantage with Guaranteed Income Benefit Charge	4.35%	4.10%	4.05%
*The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (version 4). The current percentage charge for the single life option and the joint life option will be 0.65% once the rider becomes available.  The current percentage charge for the joint life option will be 0.85% on or after November 15, 2010.

i4LIFE® Advantage with the Guaranteed Income Benefit (versions 1, 2 and 3) (as a daily percentage of average Account Value):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
Annual Charge	2.35%	2.10%	2.05%
Guaranteed Income Benefit (versions 1, 2 and 3) Charge**	1.50%*	1.50%*	1.50%*
Total i4LIFE® Advantage with Guaranteed Income Benefit (versions 1, 2 and 3) Charge	3.85%	3.60%	3.55%
*The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (versions 1, 2 and 3). The current percentage charge is 0.50%.
**Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase either i4LIFE® Advantage with the Guaranteed Income Benefit (either version 2 or version 3 depending upon the terms of their rider) and may purchase the Guaranteed Income Benefit at or below the maximum charge that is in effect for that Guaranteed Income Benefit on the date that they purchased the Lincoln Lifetime IncomeSM Advantage.

Summary of Common Questions – The following paragraph replaces the paragraph titled “What are Living Benefit Riders?” in the Summary of Common Questions section of your May 1, 2010 prospectus:

What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 (both of which are withdrawal/income benefit riders) and 4LATER® Advantage and i4LIFE® Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. These riders are discussed in detail in the prospectus. In addition, an overview of these riders is provided with the prospectus.

Charges and Other Deductions - The following is inserted in the Charges and Other Deductions- Rider Charges section of the prospectus immediately after the first sentence of the section.

i4LIFE® Advantage Guaranteed Income Benefit Charge.  The Guaranteed Income Benefit  (version 4) which is available for purchase with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value (0.50% for version 1, 2 and 3), which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.70% (2.55% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value death benefit; 2.75% (2.60% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal death benefit; and 3.00% (2.85% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.

On or after November 15, 2010 if you elect the joint life option, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE® Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.90% for the i4LIFE® Advantage Account Value death benefit; 2.95% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 3.20% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of this prospectus).  At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred.  If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or step-up period election occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of the prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

The Contracts – Living Benefit Riders - Guaranteed Income Benefit with i4LIFE® Advantage.  The following replaces The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage section in the prospectus:

Guaranteed Income Benefit with i4LIFE® Advantage

A Guaranteed Income Benefit is available for purchase when you elect i4LIFE® Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

As discussed below certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity® Advantage , Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage 2.0 (withdrawal/income benefit riders) prior to electing i4LIFE® Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER® Advantage section of this prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.

Additional purchase payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE® Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 who decides to drop Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider or the Lincoln Lifetime IncomeSM Advantage 2.0 rider.

i4LIFE® Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time.  You may choose not to purchase the i4LIFE® Advantage Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage.  If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity® Advantage or the Lincoln Lifetime IncomeSM Advantage riders or the greater of the Account Value or Income Base from the Lincoln Lifetime IncomeSM Advantage 2.0 rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See General i4LIFE® Provisions in the prospectus for an example.

There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 3) will not be available for election on or after December 31, 2010.  You may elect Guaranteed Income Benefit (version 3) after December 31, 2010 if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 4) will be available for election on or after September 13, 2010.Please refer to your living benefit rider regarding the availability of prior versions of Guaranteed Income Benefit.

Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages of the Account Value and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the table below.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit
Age	Percentage of Account Value, Income Base or Guaranteed Amount*
Under 40	2.5%
40 - 54	3.0%
55 – under 59.5	3.5%
59.5 - 64	4.0%
65 - 69	4.5%
70 - 79	5.0%
80 and above	5.50%

* Purchasers of Lincoln SmartSecurity® Advantage may use any remaining Guaranteed Amount (if greater than the contract value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been any Automatic Annual Step-up) if greater than the contract value to establish the initial Guaranteed Income Benefit.

 If the amount of your i4LIFE® Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment) (Regular income payments also reduce the Account Value). This payment will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

* i4LIFE® Account Value before market decline:	$135,000
* i4LIFE® Account Value after market decline:	$100,000
* Guaranteed Income Benefit:	$ 810
* regular income payment after market decline:	$ 769
* Account Value after market decline and Guaranteed Income Benefit payment:	$ 99,190

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  For non-qualified contracts, the step-up will occur annually on the first valuation date on or after each periodic income commencement date anniversary starting on the first periodic income commencement date anniversary. For qualified contracts, the step-up will occur annually on the valuation date of the first periodic income payment of each calendar year. The first step-up is the valuation date of the first periodic income payment in the next calendar year following the periodic income commencement date.

The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4% for a 60-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated regular income payment. See The Contracts – i4LIFE® Advantage – Regular income payments during the Access Period of your prospectus for a discussion of recalculation of the regular income payment.

8/1/2010	Amount of initial regular income payment:	$5,051
8/1/2010	Account Value at election of Guaranteed Income Benefit (version 4):	$100,000
8/1/2010	Initial Guaranteed Income Benefit (4% times $100,000 Account Value):	$4,000
8/1/2011	Recalculated regular income payment:	$6,000
8/1/2011	Guaranteed Income Benefit after step-up (75% of $6,000):	$4,500

The contractowner’s Guaranteed Income Benefit was increased to 75% of the recalculated regular income payment.

At the time of a step-up of the Guaranteed Income Benefit the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up period for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up.  If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).

Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after January 20, 2009, and will be available for election up to December 31, 2010 (unless version 3 is available for election at any time per the terms of a living benefit rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every periodic income commencement date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the step-up period the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to January 20, 2009 (unless version 2 is available for election at any time per the terms of a living benefit rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit.  The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a 15-year new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the 15-year step-up period the i4LIFE® Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%). This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary.  If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed.  After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE® Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.

The next section describes certain guarantees in living benefit riders relating to the election of the Guaranteed Income Benefit.

Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those available at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts- Lincoln Lifetime IncomeSM Advantage 2.0 for more information.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  If this decision is made, the contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider’s effective date (if there has not been an Automatic Annual Step-up) if greater than the i4LIFE® Advantage Account Value to establish the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider. If the contractowner drops Lincoln Lifetime IncomeSM Advantage 2.0 and purchases i4LIFE® Advantage with Guaranteed Income Benefit (version 4) by the last day of the contractowner’s 85th birth year for qualified contracts (based on contractowner’s age for joint life option) or by by the last day of the contractowner’s  99th birth year for nonqualified contracts (based on youngest life for joint life option), the initial Guaranteed Income Benefit will equal the greater of  (a) the current Guaranteed Annual Income amount or (b) the Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been an Automatic Annual Step-up) multiplied by the applicable age-banded Guaranteed Income Benefit percentage or (c) the i4LIFE® Advantage Account Value multiplied by the applicable age-banded Guaranteed Income Benefit percentage.

Lincoln SmartSecurity® Advantage. Contractowners who purchased the Lincoln SmartSecurity® Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the contractowner’s age (single life option) or the youngest age of either the contractowner or secondary life (if applicable) , at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the contractowner’s age multiplied by the  remaining Guaranteed Amount (if greater than the contract value).

The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE® Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected the contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 5% for a 70-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example assumes an annual payment mode has been elected.

Account Value (equals contract value on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected :	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected:	$120,000
Amount of initial regular income payment:	$5,992 per year
Initial Guaranteed Income Benefit (5% x $120,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value:	$6,000

Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only).  The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value. See the Lincoln Lifetime IncomeSM Advantage - i4LIFE® Advantage Option section in the prospectus for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.

Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to drop Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the contractowner (single life option) or the youngest age of either the contractowner or secondary life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the contractowner’s age multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.

Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
•
The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 90 (age 85 versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. If you use the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 to calculate the Guaranteed Income Benefit after the fifth anniversary of the rider’s effective date, the minimum Access Period will be the longer of 15 years or the difference between your age (nearest birthday) and age 85.

•	The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your regular income payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE®Advantage Guaranteed Income Benefit in proportion to the reduction in the regular income payment. This reduction of the i4LIFE®Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE® Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER® Guaranteed Income Benefit section of your prospectus.

The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:

•	the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint life payout option was elected); or
•	a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
•	upon written notice to us; or
•	assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However if you used the greater of the Account Value or  Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 to establish the Guaranteed Income Benefit any termination of the Guaranteed Income Benefit will also result in a termination of  the i4LIFE® Advantage election.  If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage regular income payments will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Availability. The Guaranteed Income Benefit (version 4) will be available for purchase with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts on or after September 13, 2010. The contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

There is no guarantee that Guaranteed Income Benefit (version 4) will be available for purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this rider will depend upon your state’s approval. Certain features of Guaranteed Income Benefit may not be available in all states.  Check with your investment representative regarding availability.

The Contracts – Investment Requirements.  Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 or i4LIFE® Advantage with Guaranteed Income Benefit (version 4) on or after September 13, 2010, will be subject to the Investment Requirements listed under the heading “Investment Requirements – Beginning June 30, 2009” in the prospectus.

***

Please keep this Supplement with your prospectus for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus Access

Supplement dated September 13, 2010 to the Prospectus dated May 1, 2010

This supplement to the prospectus for your individual variable annuity contract outlines several changes to your product prospectus. All other features and benefits described in your prospectus remain the same. This supplement is for informational purposes and requires no action on your part.

The following optional riders will be available for election beginning September 13, 2010. The addition of these riders results in several revisions to the prospectus, as outlined below.

Lincoln Lifetime IncomeSM Advantage 2.0. The Lincoln Lifetime IncomeSM Advantage 2.0 is an optional rider that provides annual withdrawals up to a guaranteed annual income amount which is based on a guaranteed income base, a 5% enhancement to the income base, annual step-ups to contract value, and age-based increases to the guaranteed annual income amount. The rider guarantees the availability of i4LIFE® Advantage with the Guaranteed Income Benefit, providing the client with a known future level of income. This rider will be available for election beginning September 13, 2010. The Lincoln Lifetime IncomeSM Advantage living benefit rider will no longer be available for purchase after December 31, 2010. This supplement also provides information for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 who decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).

This rider will terminate for qualified contracts on the last day of the contractowner’s 85th birth year (for nonqualified contracts on the last day of the contractowner’s 99th birth year) unless i4LIFE® Advantage with Guaranteed Income Benefit (version 4) or the Guaranteed Annual Income Amount Annuity Payout Option has been elected prior to that date.

DESCRIPTION OF CHANGES.  The following discussion describes changes that are incorporated into the specified sections of your May 1, 2010 prospectus.

Special Terms – The following definition is added to the Special Terms section of the prospectus:

Lincoln Lifetime IncomeSM Advantage 2.0: Provides minimum guaranteed periodic withdrawals that may increase based on automatic enhancements and age-based increases to the withdrawal amount.

Expense Tables. The following section will be inserted at the beginning of Expense Tables – Optional Rider Charges section of your prospectus immediately prior to the table that outlines the charges for Lincoln Lifetime IncomeSM Advantage.

The following table describes the charges for the Lincoln Lifetime IncomeSM Advantage 2.0. Refer to your prospectus for all other fees and charges associated with your variable annuity contract.

Lincoln Lifetime IncomeSM Advantage 2.0:

Guaranteed maximum annual percentage charge*	2.00%
Current annual percentage charge joint life option *	1.25%
Current annual percentage charge single life option *	1.05%

* The annual percentage charge is assessed against the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals.  These changes to the Income Base are discussed below.  This charge is deducted from the contract value on a quarterly basis.

The following section will be inserted in the Expense Tables – i4LIFE® Advantage Charges section of your prospectus following the 4LATER® Advantage charge section and replaces the i4LIFE® Advantage charge section.

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily Account Value. If you have elected to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchased i4LIFE® Advantage with Guaranteed Income Benefit (version 4), there is only one charge for i4LIFE® Advantage and the Guaranteed Income Benefit which is deducted on a quarterly basis from the Account Value in addition to the daily contract mortality and expense risk charge.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage with the Guaranteed Income Benefit (version 4) (as a daily percentage of average Account Value):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB	Account Value Death Benefit
Annual Charge	2.10%	1.90%
Guaranteed Income Benefit Charge	2.00%*	2.00%*
Total i4LIFE® Advantage with Guaranteed Income Benefit Charge	4.10%	3.90%
*The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (version 4). The current percentage charge for the single life option and the joint life option will be 0.65% once the rider becomes available.  The current percentage charge for the joint life option will be 0.85% on or after November 15, 2010.

i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (On and after the Periodic Income Commencement Date):

Initial i4LIFE® Advantage with Guaranteed Income Benefit (version 4) charge for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 as a percentage of the Income Base

Guaranteed maximum annual percentage charge*	2.00%
Current annual percentage charge joint life option *	1.25%
Current annual percentage charge single life option*	1.05%

*In order to establish the initial charge in i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the annual percentage charge in Lincoln Lifetime IncomeSM Advantage 2.0 is assessed against the greater of the Income Base or contract value as of the date immediately prior to the effective date of  i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  The initial charge will be deducted quarterly from the contract value starting with the first three month anniversary of the effective date of i4LIFE® Advantage with Guaranteed Income Benefit (version 4). During the Lifetime Income Period, the charge will be deducted annually. For nonqualified contracts starting with the first anniversary of the effective date of i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the charge may be increased every time there is an automatic annual step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge.  For qualified contracts, starting with the first calendar year after the effective date of  i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the charge may be increased every time there is an automatic annual step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge. If an Excess Withdrawal occurs, the charge will decrease by the same percentage as the percentage change to the Account Value.

Examples. The following section replaces the Examples section of your prospectus.

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB death benefit and Lincoln Lifetime IncomeSM Advantage 2.0 are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$891	$2,663	$4,426	$8,842

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$891	$2,663	$4,426	$8,842

For more information, see Charges and Other Deductions in your prospectus. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect persistency credits (discussed in your prospectus). Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses.

Summary of Common Questions – The following paragraph is inserted in the Summary of Common Questions section of the prospectus, immediately following the paragraph titled “What are Living Benefit Riders?”.

What is Lincoln Lifetime IncomeSM Advantage 2.0? Lincoln Lifetime IncomeSM Advantage 2.0 is a rider that you may purchase for an additional charge and which provides on an annual basis guaranteed, periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base or automatic annual step-ups to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. To continue these payments, an annuity payout option must be elected by the last day of the contractowner’s 85th birth year on qualified contracts and by the last day of the contractowner’s  99th birth year on nonqualified contracts. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent purchase payments, 5% Enhancements to the Income Base, automatic annual step-ups to the Income Base and is decreased by withdrawals in accordance with provisions described in the prospectus. See The Contracts-Lincoln Lifetime IncomeSM Advantage 2.0. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

Charges and Other Deductions - The following is inserted in the Charges and Other Deductions- Rider Charges section of the prospectus immediately after the first sentence of the section.

Lincoln Lifetime IncomeSM Advantage 2.0 Charge.  While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage 2.0, if elected.  The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 joint life option.

The charge is assessed against the Income Base as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and decreased for Excess Withdrawals. We will deduct the charge for this rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each subaccount available in your contract on the valuation date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to the Income Base section for a discussion and example of the impact of the changes to the Income Base.

The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up. As described above, by opting out of an Automatic Annual Step-up you will not be eligible for the 5% Enhancement until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.

During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge. After the tenth Benefit Year anniversary the annual rider percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the 5% Enhancement, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time the percentage charge increases if you do not want the 5% Enhancement.

The rider charge will increase to the then current rider charge, if after the first Benefit Year anniversary, cumulative purchase payments added to the contract after the first Benefit Year equal or exceed $100,000. You may not opt-out of this rider charge increase. See The Contracts-Living Benefit riders- Lincoln Lifetime IncomeSM Advantage 2.0- Income Base section of this supplement for more information.

The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the contract value is reduced to zero while the contractowner is receiving a Guaranteed Annual Income, no rider charge will be deducted.

The following section replaces the i4LIFE® Advantage Guaranteed Income Benefit Charge section in the current prospectus:

i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0. If you drop Lincoln Lifetime IncomeSM Advantage 2.0 to establish the Guaranteed Income Benefit (version 4) under i4LIFE® Advantage you will pay a quarterly charge (imposed during the i4LIFE® Advantage payout phase) starting with the first three month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The initial charge for this rider is equal to an annual rate of 1.05% of the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base or contract value, if greater, (0.2625% quarterly) for the single life option and 1.25% of the Income Base or contract value, if greater, (0.3125% quarterly) for the joint life payout option. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed that in the future the guaranteed maximum initial charge for i4LIFE® Advantage with  Guaranteed Income Benefit (version 4) will be the guaranteed maximum charge then in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0.

The charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 will not change unless there is an automatic step-up of the Guaranteed Income Benefit to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of the prospectus). At such time, the charge will increase by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge. This means that the charge may change annually.

The following example shows how the initial charge for i4LIFE® Advantage with Guaranteed Income Benefit  (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 is calculated as well as adjustments due to increases to the Guaranteed Income Benefit and the Lincoln Lifetime IncomeSM Advantage 2.0 charge. The example is a nonqualified contract and assumes the contractowner is 60 years old on the effective date of electing the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0.Pursuant to the provisions of the Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the contractowner’s age (see Guaranteed Income Benefit (version 4) for a more detailed description). The example also assumes that the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 current charge is 1.05%. The first example assumes an increase to the initial charge based upon an increase to the Guaranteed Income Benefit due to the automatic step-up:

1/1/10	Contract value as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0	$100,000
1/1/10	Income Base as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0	$125,000
1/1/10	Initial Annual Charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($125,000 Income Base * 1.05% current charge for Lincoln Lifetime IncomeSM Advantage 2.0)	$1,312.50
1/2/10	i4LIFE® Advantage Account Value	$100,000
1/2/10	Amount of initial i4LIFE® Advantage Regular Income Payment	$5,051
1/2/10	Initial Guaranteed Income Benefit (4% * $125,000 Income Base)	$5,000
1/2/11	Recalculated Regular Income Payment	$6,900
1/2/11	New Guaranteed Income Benefit (75% * $6,900 Regular Income Payment)	$5,175
1/2/11	Annual charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($1,312.50 * ($5,175/$5,000))	$1,358.44

If the Lincoln Lifetime IncomeSM Advantage 2.0 charge has also increased, subject to a maximum charge of 2.00%, the i4LIFE® Advantage with Guaranteed Income Benefit  (version 4) charge will increase upon a step-up.

Continuing the above example:

1/2/11	Annual charge for Lincoln Lifetime IncomeSM Advantage 2.0	$1,358.44
1/2/12	Recalculated Regular Income Payment	$7,400
1/2/12	New Guaranteed Income Benefit (75% * $7,400 Regular Income Payment)	$5,550

	Assume the Lincoln Lifetime IncomeSM Advantage 2.0 charge increases from 1.05% to 1.15%.

1/2/12	Annual Charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($1,358.44 * ($5,550/$5,175) * (1.15%/1.05%))	$1,595.63

The annual charge for Lincoln Lifetime IncomeSM Advantage 2.0 of $1,358.44 is multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) times the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 (1.15%/1.05%).

If the Lincoln Lifetime IncomeSM Advantage 2.0 percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred.  If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.  If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred. Future step-ups as described in the rider would continue.

The Contracts-Living Benefit Riders. The following is inserted in The Contracts-Living Benefit Riders section of the prospectus prior to the Lincoln Lifetime IncomeSM Advantage section.

Lincoln Lifetime IncomeSM Advantage 2.0. The Lincoln Lifetime IncomeSM Advantage 2.0 is a Living Benefit rider available for purchase in your contract that provides:
•
Guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount (up to the last day of the contractowner’s 85th birth year on qualified contracts and up to the last day of the contractowner’s 99th birth year on nonqualified contracts) which is based upon a guaranteed Income Base (a value equal to either your initial purchase payment or contract value, if elected after the contract’s effective date);

•	Lifetime income is available through i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option;
•	A 5% Enhancement to the Income Base if greater than an Automatic Annual Step-up so long as no withdrawals are made in that year and the rider is within a ten year Enhancement period;
•	Automatic Annual Step-ups of the Income Base to the contract value if the contract value is equal to or greater than the Income Base after the 5% Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).

Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and may terminate the rider and contract if the Income Base is reduced to zero.

In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0 the purchase payment or contract value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals regardless of the investment performance of the contract, provided that certain conditions are met.  An Income Base is used to calculate the Guaranteed Annual Income payments from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial purchase payment (or contract value if elected after contract issue), increased by subsequent purchase payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, cumulative additional purchase payments into the contract will be limited to an amount equal to $100,000 without Home Office approval. No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after you or the younger spouse (joint life option) reach age 55.  The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single and joint life options, you may receive Guaranteed Annual Income payments for your lifetime through the election of i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option which must be elected by the last day of the contractowner’s 85th birth year for qualified contracts and up to the last day of the contractowner’s 99th birth year for nonqualified contracts. Withdrawals in excess of the Guaranteed Annual Income amount or that are made prior to age 55 or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base and your Guaranteed Annual Income payments by an amount greater than the dollar amount of the Excess Withdrawal and may terminate the Income Base, rider and the contract. Withdrawals will also negatively impact the availability of the 5% Enhancement.

This rider will terminate for qualified contracts on the last day of the contractowner’s 85th birth year (for nonqualified contracts on the last day of the contractowner’s 99th birth year) unless i4LIFE® Advantage with Guaranteed Income Benefit (version 4) or the Guaranteed Annual Income Amount Annuity Payout Option has been elected prior to that date.

Lincoln offers other optional riders available for purchase with its variable annuity contracts.  These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in your prospectus.  There are differences between the riders in the features provided as well as the charge structure.  In addition, the purchase of one rider may impact the availability of another rider.  Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 and these other riders is included later in this Supplement.  Not all riders will be available at all times. You may consider purchasing the Lincoln Lifetime IncomeSM Advantage 2.0 if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of the Lincoln Lifetime IncomeSM Advantage 2.0 may be higher than other Living Benefit Riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders.

Availability. The Lincoln Lifetime IncomeSM Advantage 2.0 is available for purchase with new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant as well as the spouse under the joint life option must be under age 86 for nonqualified contracts (age 76 for qualified contracts) at the time this rider is elected. You cannot elect the rider and any other living benefit rider offered in your contract at the same time (Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage, 4LATER® Advantage). You may not elect the rider if you have also elected i4LIFE® Advantage or Lincoln SmartIncome AdvantageSM, both annuity payout options. You must wait at least 12 months after terminating 4LATER® Advantage, Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus or any other living benefits we may offer in the future before electing Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts- Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage 4LATER® Advantage, i4LIFE® Advantage and Annuity Payouts- Lincoln SmartIncome AdvantageSM  for more information. There is no guarantee that the Lincoln Lifetime IncomeSM Advantage 2.0 will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this rider will depend upon your state’s approval of this rider.  Check with your registered representative regarding availability.

If you purchase the Lincoln Lifetime IncomeSM Advantage 2.0 you will be limited in your ability to invest within the subaccounts offered within your contract. You will be required to adhere to Investment Requirements. In addition, the fixed account is not available except for use with dollar cost averaging.  See Investment Requirements  in your prospectus.

If the rider is elected at contract issue, then the rider will be effective on the contract’s effective date. If the rider is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next valuation date following approval by us.

Benefit Year.  The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.

Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a death benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial purchase payment. If you elect the rider after we issue the contract, the initial Income Base will equal the contract value on the effective date of the rider. The maximum Income Base is $10,000,000.  This maximum takes into consideration the total Income Bases and Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives under any other Living Benefit Riders (See The Contracts - Lincoln Lifetime IncomeSM Advantage, 4LATER® Advantage and Lincoln SmartSecurity® Advantage, discussed in your prospectus).

Additional purchase payments automatically increase the Income Base by the amount of the purchase payment (not to exceed the maximum Income Base); for example, a $10,000 additional purchase payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, cumulative additional purchase payments into the contract will be limited to an amount equal to $100,000 without Home Office approval. If cumulative additional purchase payments, after the first anniversary of the rider effective date, equal or exceed $100,000, the charge will change to the then current charge in effect on the next Benefit Year anniversary. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.

Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional purchase payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base.  In addition, the percentage charge may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below.  See Lincoln Lifetime IncomeSM Advantage 2.0 Charge later in this Supplement.

5% Enhancement to the Income Base.  On each Benefit Year anniversary, the Income Base, minus purchase payments received in that year, will be increased by 5% if the contract owner/annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in that year and the rider is within a 10-year Enhancement period described below. If during any 10-year Enhancement period there are no Automatic Annual Step-ups the 5% Enhancements will terminate at the end of the Enhancement period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any purchase payment made after the initial purchase payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it  will be used in calculating the 5% Enhancement. Any purchase payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline the Automatic Annual Step-up (described later in this supplement), you will not receive the 5% Enhancement. You will not be eligible to receive any further 5% Enhancements until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. In order to be eligible to receive further 5% Enhancements the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) must still be living and be under age 86.

Note:  The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Guaranteed Annual Income payment. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):

Initial purchase payment = $100,000; Income Base = $100,000

Additional purchase payment on day 30 = $15,000; Income Base = $115,000

Additional purchase payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year Anniversary, the Income Base will not be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000).  The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 10 years (the Enhancement period) from the effective date of the rider.  A new Enhancement period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year.  If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement.  If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement period.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amounts section below.

If during the first ten Benefit years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base.  After the tenth Benefit Year anniversary the annual rider percentage charge may increase to the current charge each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. See Lincoln Lifetime IncomeSM Advantage 2.0 Charge described in this supplement.

If your percentage charge for this rider is increased due to a 5% Enhancement that occurs after the tenth rider year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change.  This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time the percentage charge increases if you do not want the 5% Enhancement. You may not opt-out of the 5% Enhancement if the current charge for the rider increases due to additional purchase payments made during that Benefit Year that equal or exceed the $100,000 cumulative additional purchase payment restriction after the first Benefit Year. See Income Base section for more details.

Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the contract value on each Benefit Year anniversary if:

a.	the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) are still living and under age 86; and

b.
the contract value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any purchase payments made on that date and persistency credits, if any added on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any).

Each time the Income Base is stepped up to the current contract value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge.  Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  See Lincoln Lifetime IncomeSM Advantage 2.0 Charge in this Supplement.

Each time the Automatic Annual Step-up occurs a new 10-year Enhancement period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.

If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change.  This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up.  As stated above, if you decline the Automatic Annual Step-up, you will not receive the 5% Enhancement and will not be eligible to receive the 5% Enhancement until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. See the earlier Income Base section. You may not opt-out of the Automatic Annual Step-up if an additional purchase payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments):

	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year Anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year Anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year Anniversary	$57,000	$59,535	$59,535	No
4th Benefit Year Anniversary	$64,000	$62,512	$64,000	Yes

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000).  On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700).  On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835).  On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.

Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year as long as your Guaranteed Annual Income amount is greater than zero until the last day of the contractowner’s (or youngest joint owner’s) 99th birth year for nonqualified contracts or the last day of the contractowner’s 85th birth year for qualified contracts. You may only receive lifetime periodic payments under either  i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option if either payout option is elected prior to the contractowner’s (or youngest joint owner’s) 99th birth year for nonqualified contracts or the last day of the contractowner’s 85th birth year for qualified contracts. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turn age 55.

The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. The specified percentage of the Income Base will be based on your age (or younger of you and your spouse if the joint life option is elected). Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal. For example if you purchase the rider at age 57 your Guaranteed Annual Income percentage is 4%. If you waited until you were age 60 (single life option) to make your first withdrawal your Guaranteed Annual Income percentage would be 5%.  During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any purchase payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income amount percentage will only increase on a Benefit Year Anniversary if you have reached an applicable higher age band and after there has been an Automatic Annual Step-up. If you have reached an applicable age band and there has not been an Automatic Annual Step-up then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

Guaranteed Annual Income Percentages by Ages

Age (single life option)	Guaranteed Annual Income amount percentage (single life option)	Age (joint life option – younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage (joint life option)
At least 55 and under 59½	4%	55-64	4%
59 ½ +	5%	65+	5%

If your contract value is reduced to zero because of market performance or rider charges, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Annuity Payout Option (discussed later in this supplement). You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the rider and contract will terminate. If the contract  value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the contract value.

The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the contract value. The contractowner is age 58 (4% Guaranteed Annual Income percentage for single life option) on the rider’s effective date, and makes an initial purchase payment of $200,000 into the contract:

Contract value on the rider’s effective date	$200,000
Income Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract value six months after rider’s effective date	$210,000
Income Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date when contractowner is still age 58	$8,000
Contract value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 – $0)	$200,000
Contract value on first Benefit Year anniversary	$205,000
Income Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary	$8,200

Since there was a withdrawal during the first year the 5% Enhancement is not available but the Automatic Annual Step-up was available and increased the Income Base to the contract value of $205,000. On the first anniversary of the rider’s effective date the Guaranteed Annual Income amount is $8,200 (4% x $205,000).

Purchase payments added to the contract subsequent to the initial purchase payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income amount percentage multiplied by the amount of the subsequent purchase payment. For example, assuming a contractowner is age 58 (single life option), if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional purchase payment of $10,000 is made, the new Guaranteed Annual Income amount that Benefit Year is $2,400 ($2,000 + 4% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a purchase payment is added to the contract. Persistency credits added to the contract do not immediately increase the Guaranteed Annual Income amount but are added to the contract value and may increase the Income Base upon an Automatic Annual Step-up which in return may increase the Guaranteed Annual Income amount.

Cumulative additional purchase payments into the contract that exceed $100,000 after the first anniversary of the rider effective date must receive Home Office approval. Additional purchase payments will not be allowed if the contract value is zero.

5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal or are withdrawals made prior to age 55 (younger of you or your spouse for joint life option) or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person).

When an Excess Withdrawal occurs:

1.
The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and

2.
The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the pro rata reduction for the Excess Withdrawal).

We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional purchase payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call our Customer Service Center number provided on the front page of your prospectus if you have question about Excess Withdrawals.

The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the contract value. The contractowner who is age 58 (single life option) makes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base.

Prior to Excess Withdrawal:

Contract value = $60,000

Income Base = $85,000

Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000)

After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):

The contract value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:

Contract value = $56,600 ($60,000 - $3,400)

Income Base = $85,000

The contract value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion that the Excess Withdrawal reduced the $56,600 contract value ($8,600 ÷ $56,600)

Contract value = $48,000 ($56,600 - $8,600)

Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 - $12,915.19 = $72,084.81).

Guaranteed Annual Income amount = $2,883.39(4% of $72,084.81 Income Base)

On the following Benefit Year anniversary:

Contract value = $43,000

Income Base = $72,084.81

Guaranteed Income amount = $2,883.39 (4% x $72,084.81)

In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the contract value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals from Individual Retirement Annuity contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

1.	Lincoln’s monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

2.	The RMD calculation must be based only on the value in this contract; and

3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts withdrawals of contract value that exceed purchase payments are taxed as ordinary income. The tax consequences of withdrawals are discussed in Federal Tax Matters in your prospectus.

Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached the Maturity Date of the contract or have reached the last day of your 85th birth year (qualified contracts) or the last day of your 99th birth year (nonqualified contracts) and have not elected i4LIFE® Advantage with Guaranteed Income Benefit (version 4), you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the contract value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the beneficiary may be eligible to receive final payment upon death of the Single Life or surviving Joint Life. To be eligible the death benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following death benefits: the Guarantee of Principal Death Benefit or the EGMDB. Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. If the death benefit option in effect is the Account Value Death Benefit the beneficiary will not be eligible to receive the final payment(s).

The Guaranteed Annual Income Amount Annuity Payout Option is an annuity payout option which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other annuity payout options discussed in your prospectus, including i4LIFE® Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.

The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract the final payment will be equal to the sum of all purchase payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract the final payment will be equal to the contract value on the effective date of the rider, increased for purchase payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity PayoutOption will reduce the final payment dollar for dollar.

Death Prior to the Annuity Commencement Date.  The Lincoln Lifetime IncomeSM Advantage 2.0 has no provision for a payout of the Income Base or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in your prospectus) will be in effect.  Election of the Lincoln Lifetime IncomeSM Advantage 2.0 does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time.  See The Contracts - Death Benefit in your prospectus.

Upon the death of the Single Life, the Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).  If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 if available under the terms and charge in effect at the time of the new purchase.  There is no carryover of the Income Base.

Upon the first death under the joint life option, the lifetime payout of the Guaranteed Annual Income amount will continue for the life of the surviving spouse.  The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).

As an alternative, after the first death, the surviving spouse if under age 86 may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase.  In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.

General Provisions.

Termination. After the fifth anniversary of the effective date of the rider, the contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage 2.0 will automatically terminate:

•	on the annuity commencement date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable); or
•	upon the death under the single life option or the death of the surviving spouse under the joint life option; or
•	when the Guaranteed Annual Income amount or contract value is reduced to zero due to an Excess Withdrawal; or
•	upon surrender of the contract; or
•	upon termination of the underlying annuity contract; or
•
for qualified contracts on the final day of the contractowner’s 85th birth year (or the younger of the contractowner or spouse for joint life option)  if i4LIFE® Advantage with Guaranteed Income Benefit (version 4) has not been elected; or

•
for nonqualified contracts on the final day of the contractowner’s 99th birth year (or the younger of the contractowner or spouse for joint life option) if i4LIFE® Advantage with Guaranteed Income Benefit (version 4) has not been elected.

The termination will not result in any increase in contract value equal to the Income Base.  Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can re-elect any living benefit rider,  Lincoln SmartSecurity® Advantage, 4LATER® Advantage or any other living benefits we may offer in the future.

Compare to Lincoln SmartSecurity® Advantage.  If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage 2.0 and the Lincoln SmartSecurity® Advantage (discussed in your prospectus) (only one of these riders can be added to a contract at any one time):  the Lincoln Lifetime IncomeSM Advantage 2.0 has the opportunity to provide a higher Income Base than the Guaranteed Amount under Lincoln SmartSecurity® Advantage because of the 5% Enhancement or Automatic Annual Step-up. The Income Base for Lincoln Lifetime IncomeSM Advantage 2.0 may also be higher than the Guaranteed Amount under Lincoln SmartSecurity® Advantage because withdrawals equal to or less than the Guaranteed Annual Income amount do not reduce the Income Base whereas withdrawals under Lincoln SmartSecurity® Advantage reduce the Guaranteed Amount. Lincoln Lifetime IncomeSM Advantage 2.0 also provides the potential for lifetime withdrawals from an earlier age (rather than age 65 with the Lincoln SmartSecurity® Advantage).  However, the percentage charge for the Lincoln Lifetime IncomeSM Advantage 2.0 is higher and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement and after the 10th Benefit Year anniversary upon a 5% Enhancement. Due to the Income Base not being reduced by withdrawals that are less than or equal to the Guaranteed Annual Income amount, the charge which is applied against the Income Base will not be reduced, whereas withdrawals reduce the Guaranteed Amount against which the Lincoln SmartSecurity® Advantage charge is applied. The Lincoln SmartSecurity® Advantage provides that guaranteed Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage 2.0 does not offer this feature.

i4LIFE® Advantage Option.  i4LIFE® Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  If this decision is made, the contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been an Automatic Annual Step-up) to establish the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider. If the contractowner drops Lincoln Lifetime IncomeSM Advantage 2.0 and purchases i4LIFE® Advantage with Guaranteed Income Benefit (version 4) by the last day of the contractowner’s 85th birth year for qualified contracts (based on contractowner’s age for joint life option) or by the last day of the contractowner’s 99th birth year for nonqualified contracts (based on youngest life for joint life option), the initial Guaranteed Income Benefit will equal the greater of (a) the current Guaranteed Annual Income amount or (b) the Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been an Automatic Annual Step-up) multiplied by the applicable age-banded Guaranteed Income Benefit percentage or (c) the i4LIFE® Advantage Account Value multiplied by the applicable age-banded Guaranteed Income Benefit percentage. You must wait at least one year from the effective date of the rider before you may drop the rider and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4). If you choose to drop the Lincoln Lifetime IncomeSM Advantage 2.0 and have the single life option, you must purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4 single life option. If you drop the Lincoln Lifetime IncomeSM Advantage 2.0 and have the joint life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) joint life option.

Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0.  If you choose to drop your rider and elect i4LIFE® Advantage with Guaranteed Income Benefit (version 4) prior to the fifth Benefit Year anniversary the election must be made before the Annuity Commencement Date and by age 95 for nonqualified contracts or age 80 for qualified contracts. Elections made prior to the fifth Benefit Year anniversary will result in a minimum Access Period of the greater of 20 years or age 90. If you choose to drop the rider and elect i4LIFE® Advantage with Guaranteed Income Benefit (version 4) after the fifth Benefit Year anniversary the election must be made before the Annuity Commencement Date and by the last day of the contractowner’s 85th birth year for qualified contracts or by the last day of the contractowner’s 99th birth year for nonqualified contracts. Elections made after the fifth Benefit Year anniversary will result in a minimum Access Period of the greater of 15 years or age 85. See i4LIFE® Advantage with Guaranteed Income Benefit (version 4) section of your prospectus.

For nonqualified contracts, the contractowner must elect the levelized option for regular income payments. While i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is in effect, the contractowner cannot change the payment mode elected or decrease the length of the Access Period.

When deciding whether to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) you should consider that depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Lifetime IncomeSM Advantage 2.0. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date.  These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each annuity payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of purchase payments.  In contrast, withdrawals under Lincoln Lifetime IncomeSM Advantage 2.0 are not treated as amounts received as an annuity because they occur prior to the annuity starting date.  As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the  extent to which the contract value exceeds purchase payments), and then as a nontaxable return of purchase payments.

The initial charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) will be equal to the current annual rate in effect for your Lincoln Lifetime IncomeSM Advantage 2.0 rider. The charge is calculated based upon the greater of the value of the Income Base or contract value as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0 prior to election of i4LIFE® Advantage with Guaranteed Income Benefit (version 4). During the Access Period, this charge is deducted from the i4LIFE® Advantage Account Value on a quarterly basis with the first deduction occurring on the valuation date on or next following the three month anniversary of the effective date of i4LIFE® Advantage  with Guaranteed Income Benefit (version 4). During the Lifetime Income Period, this charge is deducted annually. The initial charge may increase annually upon a step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase, if any, to the Guaranteed Income Benefit and the percentage increase if any to the  Lincoln Lifetime IncomeSM Advantage 2.0 current charge. If an Excess Withdrawal occurs, the charge will decrease by the same percentage as the percentage change to the Account Value.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date.    The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0.  Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value.  If you elect the Lincoln Lifetime IncomeSM Advantage 2.0, withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis.  This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect.  See The Contracts – Death Benefits in your prospectus. Any Excess Withdrawals will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis.  The terms of your contract will describe which method is in effect for your contract while this rider is in effect.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage 2.0 are in effect when the contractowner dies.  Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal	$ 80,000
Guaranteed Annual Income amount	$ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of your prospectus:

a)	Contract value	$ 80,000
b)	Sum of purchase payments	$100,000
c)	Highest anniversary contract value	$150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)

b)	$100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)

$95,000 - $5,067 = $89,932 [$95,000 times ($4,000/$75,000) = $5,067] Proportional reduction of Excess Withdrawal.  Total reduction = $10,067.

c)	$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875].The entire $9,000 withdrawal reduces the death benefit option proportionally. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

The Contracts-Living Benefit Riders- Lincoln Lifetime IncomeSM Advantage. The following is inserted in The Contracts-Living Benefit Riders- Lincoln Lifetime IncomeSM Advantage section of the prospectus and is inserted prior to the first sentence of the first paragraph of that section.

Lincoln Lifetime IncomeSM Advantage.
The Lincoln Lifetime IncomeSM Advantage rider will no longer be available for purchase after December 31, 2010.

***

Please keep this Supplement with your prospectus for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus II Access

Supplement dated September 13, 2010 to the Prospectus dated May 1, 2010

This supplement to the prospectus for your individual variable annuity contract outlines several changes to your product prospectus. All other features and benefits described in your prospectus remain the same. This supplement is for informational purposes and requires no action on your part.

The following optional riders will be available for election beginning September 13, 2010. The addition of these riders results in several revisions to the prospectus, as outlined below.

Lincoln Lifetime IncomeSM Advantage 2.0. The Lincoln Lifetime IncomeSM Advantage 2.0 is an optional rider that provides annual withdrawals up to a guaranteed annual income amount which is based on a guaranteed income base, a 5% enhancement to the income base, annual step-ups to contract value, and age-based increases to the guaranteed annual income amount. The rider guarantees the availability of i4LIFE® Advantage with the Guaranteed Income Benefit, providing the client with a known future level of income. This rider will be available for election beginning September 13, 2010. The Lincoln Lifetime IncomeSM Advantage living benefit rider will no longer be available for purchase after December 31, 2010. This supplement also provides information for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 who decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).

This rider will terminate for qualified contracts on the last day of the contractowner’s 85th birth year (for nonqualified contracts on the last day of the contractowner’s 99th birth year) unless i4LIFE® Advantage with Guaranteed Income Benefit (version 4) or the Guaranteed Annual Income Amount Annuity Payout Option has been elected prior to that date.

DESCRIPTION OF CHANGES.  The following discussion describes changes that are incorporated into the specified sections of your May 1, 2010 prospectus.

Special Terms – The following definition is added to the Special Terms section of the prospectus:

Lincoln Lifetime IncomeSM Advantage 2.0: Provides minimum guaranteed periodic withdrawals that may increase based on automatic enhancements and age-based increases to the withdrawal amount.

Expense Tables. The following section will be inserted at the beginning of Expense Tables – Optional Rider Charges section of your prospectus immediately prior to the table that outlines the charges for Lincoln Lifetime IncomeSM Advantage.

The following table describes the charges for the Lincoln Lifetime IncomeSM Advantage 2.0. Refer to your prospectus for all other fees and charges associated with your variable annuity contract.

Lincoln Lifetime IncomeSM Advantage 2.0:

Guaranteed maximum annual percentage charge*	2.00%
Current annual percentage charge joint life option *	1.25%
Current annual percentage charge single life option *	1.05%

* The annual percentage charge is assessed against the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals.  These changes to the Income Base are discussed below.  This charge is deducted from the contract value on a quarterly basis.

The following section will be inserted in the Expense Tables – i4LIFE® Advantage Charges section of your prospectus following the 4LATER® Advantage charge section and replaces the i4LIFE® Advantage charge section.

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily Account Value. If you have elected to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchased i4LIFE® Advantage with Guaranteed Income Benefit (version 4), there is only one charge for i4LIFE® Advantage and the Guaranteed Income Benefit which is deducted on a quarterly basis from the Account Value in addition to the daily contract mortality and expense risk charge.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage with the Guaranteed Income Benefit (version 4) (as a daily percentage of average Account Value):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB	Guarantee of Principal Death Benefit	Account Value Death Benefit
Annual Charge	2.10%	1.95%	1.90%
Guaranteed Income Benefit Charge	2.00%*	2.00%*	2.00%*
Total i4LIFE® Advantage with Guaranteed Income Benefit Charge	4.10%	3.95%	3.90%
*The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (version 4). The current percentage charge for the single life option and the joint life will be 0.65% once the rider becomes available.  The current percentage charge for the joint life option will be 0.85% on or after November 15, 2010.

i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (On and after the Periodic Income Commencement Date):

Initial i4LIFE® Advantage with Guaranteed Income Benefit (version 4) charge for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 as a percentage of the Income Base

Guaranteed maximum annual percentage charge*	2.00%
Current annual percentage charge joint life option *	1.25%
Current annual percentage charge single life option*	1.05%

*In order to establish the initial charge in i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the annual percentage charge in Lincoln Lifetime IncomeSM Advantage 2.0 is assessed against the greater of the Income Base or contract value as of the date immediately prior to the effective date of  i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  The initial charge will be deducted quarterly from the contract value starting with the first three month anniversary of the effective date of i4LIFE® Advantage with Guaranteed Income Benefit (version 4). During the Lifetime Income Period, the charge will be deducted annually. For nonqualified contracts starting with the first anniversary of the effective date of i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the charge may be increased every time there is an automatic annual step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge.  For qualified contracts, starting with the first calendar year after the effective date of  i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the charge may be increased every time there is an automatic annual step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge. If an Excess Withdrawal occurs, the charge will decrease by the same percentage as the percentage change to the Account Value.

Examples. The following section replaces the Examples section of your prospectus.

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB death benefit and Lincoln Lifetime IncomeSM Advantage 2.0 are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$893	$2,668	$4,434	$8,854

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$893	$2,668	$4,434	$8,854

For more information, see Charges and Other Deductions in your prospectus. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect persistency credits (discussed in your prospectus). Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses.

Summary of Common Questions – The following paragraph is inserted in the Summary of Common Questions section of the prospectus, immediately following the paragraph titled “What are Living Benefit Riders?”.

What is Lincoln Lifetime IncomeSM Advantage 2.0? Lincoln Lifetime IncomeSM Advantage 2.0 is a rider that you may purchase for an additional charge and which provides on an annual basis guaranteed, periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base or automatic annual step-ups to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. To continue these payments, an annuity payout option must be elected by the last day of the contractowner’s 85th birth year on qualified contracts and by the last day of the contractowner’s  99th birth year on nonqualified contracts. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent purchase payments, 5% Enhancements to the Income Base, automatic annual step-ups to the Income Base and is decreased by withdrawals in accordance with provisions described in the prospectus. See The Contracts-Lincoln Lifetime IncomeSM Advantage 2.0. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

Charges and Other Deductions - The following is inserted in the Charges and Other Deductions- Rider Charges section of the prospectus immediately after the first sentence of the section.

Lincoln Lifetime IncomeSM Advantage 2.0 Charge.  While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage 2.0, if elected.  The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 joint life option.

The charge is assessed against the Income Base as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and decreased for Excess Withdrawals. We will deduct the charge for this rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each subaccount available in your contract on the valuation date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to the Income Base section for a discussion and example of the impact of the changes to the Income Base.

The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up. As described above, by opting out of an Automatic Annual Step-up you will not be eligible for the 5% Enhancement until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.

During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge. After the tenth Benefit Year anniversary the annual rider percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the 5% Enhancement, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time the percentage charge increases if you do not want the 5% Enhancement.

The rider charge will increase to the then current rider charge, if after the first Benefit Year anniversary, cumulative purchase payments added to the contract after the first Benefit Year equal or exceed $100,000. You may not opt-out of this rider charge increase. See The Contracts-Living Benefit riders- Lincoln Lifetime IncomeSM Advantage 2.0- Income Base section of this supplement for more information.

The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the contract value is reduced to zero while the contractowner is receiving a Guaranteed Annual Income, no rider charge will be deducted.

The following section replaces the i4LIFE® Advantage Guaranteed Income Benefit Charge section in the current prospectus:

i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0. If you drop Lincoln Lifetime IncomeSM Advantage 2.0 to establish the Guaranteed Income Benefit (version 4) under i4LIFE® Advantage you will pay a quarterly charge (imposed during the i4LIFE® Advantage payout phase) starting with the first three month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The initial charge for this rider is equal to an annual rate of 1.05% of the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base or contract value, if greater, (0.2625% quarterly) for the single life option and 1.25% of the Income Base or contract value, if greater, (0.3125% quarterly) for the joint life payout option. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed that in the future the guaranteed maximum initial charge for i4LIFE® Advantage with  Guaranteed Income Benefit (version 4) will be the guaranteed maximum charge then in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0.

The charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 will not change unless there is an automatic step-up of the Guaranteed Income Benefit to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of the prospectus). At such time, the charge will increase by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge. This means that the charge may change annually.

The following example shows how the initial charge for i4LIFE® Advantage with Guaranteed Income Benefit  (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 is calculated as well as adjustments due to increases to the Guaranteed Income Benefit and the Lincoln Lifetime IncomeSM Advantage 2.0 charge. The example is a nonqualified contract and assumes the contractowner is 60 years old on the effective date of electing the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0.Pursuant to the provisions of the Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the contractowner’s age (see Guaranteed Income Benefit (version 4) for a more detailed description). The example also assumes that the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 current charge is 1.05%. The first example assumes an increase to the initial charge based upon an increase to the Guaranteed Income Benefit due to the automatic step-up:

1/1/10	Contract value as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0	$100,000
1/1/10	Income Base as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0	$125,000
1/1/10	Initial Annual Charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($125,000 Income Base * 1.05% current charge for Lincoln Lifetime IncomeSM Advantage 2.0)	$1,312.50
1/2/10	i4LIFE® Advantage Account Value	$100,000
1/2/10	Amount of initial i4LIFE® Advantage Regular Income Payment	$5,051
1/2/10	Initial Guaranteed Income Benefit (4% * $125,000 Income Base)	$5,000
1/2/11	Recalculated Regular Income Payment	$6,900
1/2/11	New Guaranteed Income Benefit (75% * $6,900 Regular Income Payment)	$5,175
1/2/11	Annual charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($1,312.50 * ($5,175/$5,000))	$1,358.44

If the Lincoln Lifetime IncomeSM Advantage 2.0 charge has also increased, subject to a maximum charge of 2.00%, the i4LIFE® Advantage with Guaranteed Income Benefit  (version 4) charge will increase upon a step-up.

Continuing the above example:

1/2/11	Annual charge for Lincoln Lifetime IncomeSM Advantage 2.0	$1,358.44
1/2/12	Recalculated Regular Income Payment	$7,400
1/2/12	New Guaranteed Income Benefit (75% * $7,400 Regular Income Payment)	$5,550

	Assume the Lincoln Lifetime IncomeSM Advantage 2.0 charge increases from 1.05% to 1.15%.

1/2/12	Annual Charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($1,358.44 * ($5,550/$5,175) * (1.15%/1.05%))	$1,595.63

The annual charge for Lincoln Lifetime IncomeSM Advantage 2.0 of $1,358.44 is multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) times the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 (1.15%/1.05%).

If the Lincoln Lifetime IncomeSM Advantage 2.0 percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred.  If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.  If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred. Future step-ups as described in the rider would continue.

The Contracts-Living Benefit Riders. The following is inserted in The Contracts-Living Benefit Riders section of the prospectus prior to the Lincoln Lifetime IncomeSM Advantage section.

Lincoln Lifetime IncomeSM Advantage 2.0. The Lincoln Lifetime IncomeSM Advantage 2.0 is a Living Benefit rider available for purchase in your contract that provides:
•
Guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount (up to the last day of the contractowner’s 85th birth year on qualified contracts and up to the last day of the contractowner’s 99th birth year on nonqualified contracts) which is based upon a guaranteed Income Base (a value equal to either your initial purchase payment or contract value, if elected after the contract’s effective date);

•	Lifetime income is available through i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option;
•	A 5% Enhancement to the Income Base if greater than an Automatic Annual Step-up so long as no withdrawals are made in that year and the rider is within a ten year Enhancement period;
•	Automatic Annual Step-ups of the Income Base to the contract value if the contract value is equal to or greater than the Income Base after the 5% Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).

Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and may terminate the rider and contract if the Income Base is reduced to zero.

In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0 the purchase payment or contract value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals regardless of the investment performance of the contract, provided that certain conditions are met.  An Income Base is used to calculate the Guaranteed Annual Income payments from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial purchase payment (or contract value if elected after contract issue), increased by subsequent purchase payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, cumulative additional purchase payments into the contract will be limited to an amount equal to $100,000 without Home Office approval. No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after you or the younger spouse (joint life option) reach age 55.  The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single and joint life options, you may receive Guaranteed Annual Income payments for your lifetime through the election of i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option which must be elected by the last day of the contractowner’s 85th birth year for qualified contracts and up to the last day of the contractowner’s 99th birth year for nonqualified contracts. Withdrawals in excess of the Guaranteed Annual Income amount or that are made prior to age 55 or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base and your Guaranteed Annual Income payments by an amount greater than the dollar amount of the Excess Withdrawal and may terminate the Income Base, rider and the contract. Withdrawals will also negatively impact the availability of the 5% Enhancement.

This rider will terminate for qualified contracts on the last day of the contractowner’s 85th birth year (for nonqualified contracts on the last day of the contractowner’s 99th birth year) unless i4LIFE® Advantage with Guaranteed Income Benefit (version 4) or the Guaranteed Annual Income Amount Annuity Payout Option has been elected prior to that date.

Lincoln offers other optional riders available for purchase with its variable annuity contracts.  These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in your prospectus.  There are differences between the riders in the features provided as well as the charge structure.  In addition, the purchase of one rider may impact the availability of another rider.  Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 and these other riders is included later in this Supplement.  Not all riders will be available at all times. You may consider purchasing the Lincoln Lifetime IncomeSM Advantage 2.0 if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of the Lincoln Lifetime IncomeSM Advantage 2.0 may be higher than other Living Benefit Riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders.

Availability. The Lincoln Lifetime IncomeSM Advantage 2.0 is available for purchase with new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant as well as the spouse under the joint life option must be under age 86 for nonqualified contracts (age 76 for qualified contracts) at the time this rider is elected. You cannot elect the rider and any other living benefit rider offered in your contract at the same time (Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage, 4LATER® Advantage). You may not elect the rider if you have also elected i4LIFE® Advantage or Lincoln SmartIncome AdvantageSM, both annuity payout options. You must wait at least 12 months after terminating 4LATER® Advantage, Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus or any other living benefits we may offer in the future before electing Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts- Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage 4LATER® Advantage, i4LIFE® Advantage and Annuity Payouts- Lincoln SmartIncome AdvantageSM  for more information. There is no guarantee that the Lincoln Lifetime IncomeSM Advantage 2.0 will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this rider will depend upon your state’s approval of this rider.  Check with your registered representative regarding availability.

If you purchase the Lincoln Lifetime IncomeSM Advantage 2.0 you will be limited in your ability to invest within the subaccounts offered within your contract. You will be required to adhere to Investment Requirements. In addition, the fixed account is not available except for use with dollar cost averaging.  See Investment Requirements  in your prospectus.

If the rider is elected at contract issue, then the rider will be effective on the contract’s effective date. If the rider is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next valuation date following approval by us.

Benefit Year.  The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.

Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a death benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial purchase payment. If you elect the rider after we issue the contract, the initial Income Base will equal the contract value on the effective date of the rider. The maximum Income Base is $10,000,000.  This maximum takes into consideration the total Income Bases and Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives under any other Living Benefit Riders (See The Contracts - Lincoln Lifetime IncomeSM Advantage, 4LATER® Advantage and Lincoln SmartSecurity® Advantage, discussed in your prospectus).

Additional purchase payments automatically increase the Income Base by the amount of the purchase payment (not to exceed the maximum Income Base); for example, a $10,000 additional purchase payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, cumulative additional purchase payments into the contract will be limited to an amount equal to $100,000 without Home Office approval. If cumulative additional purchase payments, after the first anniversary of the rider effective date, equal or exceed $100,000, the charge will change to the then current charge in effect on the next Benefit Year anniversary. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.

Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional purchase payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base.  In addition, the percentage charge may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below.  See Lincoln Lifetime IncomeSM Advantage 2.0 Charge later in this Supplement.

5% Enhancement to the Income Base.  On each Benefit Year anniversary, the Income Base, minus purchase payments received in that year, will be increased by 5% if the contract owner/annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in that year and the rider is within a 10-year Enhancement period described below. If during any 10-year Enhancement period there are no Automatic Annual Step-ups the 5% Enhancements will terminate at the end of the Enhancement period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any purchase payment made after the initial purchase payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it  will be used in calculating the 5% Enhancement. Any purchase payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline the Automatic Annual Step-up (described later in this supplement), you will not receive the 5% Enhancement. You will not be eligible to receive any further 5% Enhancements until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. In order to be eligible to receive further 5% Enhancements the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) must still be living and be under age 86.

Note:  The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Guaranteed Annual Income payment. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):

Initial purchase payment = $100,000; Income Base = $100,000

Additional purchase payment on day 30 = $15,000; Income Base = $115,000

Additional purchase payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year Anniversary, the Income Base will not be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000).  The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 10 years (the Enhancement period) from the effective date of the rider.  A new Enhancement period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year.  If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement.  If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement period.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amounts section below.

If during the first ten Benefit years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base.  After the tenth Benefit Year anniversary the annual rider percentage charge may increase to the current charge each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. See Lincoln Lifetime IncomeSM Advantage 2.0 Charge described in this supplement.

If your percentage charge for this rider is increased due to a 5% Enhancement that occurs after the tenth rider year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change.  This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time the percentage charge increases if you do not want the 5% Enhancement. You may not opt-out of the 5% Enhancement if the current charge for the rider increases due to additional purchase payments made during that Benefit Year that equal or exceed the $100,000 cumulative additional purchase payment restriction after the first Benefit Year. See Income Base section for more details.

Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the contract value on each Benefit Year anniversary if:

a.	the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) are still living and under age 86; and

b.
the contract value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any purchase payments made on that date and persistency credits, if any added on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any).

Each time the Income Base is stepped up to the current contract value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge.  Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  See Lincoln Lifetime IncomeSM Advantage 2.0 Charge in this Supplement.

Each time the Automatic Annual Step-up occurs a new 10-year Enhancement period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.

If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change.  This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up.  As stated above, if you decline the Automatic Annual Step-up, you will not receive the 5% Enhancement and will not be eligible to receive the 5% Enhancement until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. See the earlier Income Base section. You may not opt-out of the Automatic Annual Step-up if an additional purchase payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments):

	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year Anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year Anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year Anniversary	$57,000	$59,535	$59,535	No
4th Benefit Year Anniversary	$64,000	$62,512	$64,000	Yes

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000).  On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700).  On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835).  On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.

Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year as long as your Guaranteed Annual Income amount is greater than zero until the last day of the contractowner’s (or youngest joint owner’s) 99th birth year for nonqualified contracts or the last day of the contractowner’s 85th birth year for qualified contracts. You may only receive lifetime periodic payments under either  i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option if either payout option is elected prior to the contractowner’s (or youngest joint owner’s) 99th birth year for nonqualified contracts or the last day of the contractowner’s 85th birth year for qualified contracts. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turn age 55.

The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. The specified percentage of the Income Base will be based on your age (or younger of you and your spouse if the joint life option is elected). Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal. For example if you purchase the rider at age 57 your Guaranteed Annual Income percentage is 4%. If you waited until you were age 60 (single life option) to make your first withdrawal your Guaranteed Annual Income percentage would be 5%.  During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any purchase payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income amount percentage will only increase on a Benefit Year Anniversary if you have reached an applicable higher age band and after there has been an Automatic Annual Step-up. If you have reached an applicable age band and there has not been an Automatic Annual Step-up then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

Guaranteed Annual Income Percentages by Ages

Age (single life option)	Guaranteed Annual Income amount percentage (single life option)	Age (joint life option – younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage (joint life option)
At least 55 and under 59½	4%	55-64	4%
59 ½ +	5%	65+	5%

If your contract value is reduced to zero because of market performance or rider charges, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Annuity Payout Option (discussed later in this supplement). You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the rider and contract will terminate. If the contract  value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the contract value.

The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the contract value. The contractowner is age 58 (4% Guaranteed Annual Income percentage for single life option) on the rider’s effective date, and makes an initial purchase payment of $200,000 into the contract:

Contract value on the rider’s effective date	$200,000
Income Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract value six months after rider’s effective date	$210,000
Income Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date when contractowner is still age 58	$8,000
Contract value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 – $0)	$200,000
Contract value on first Benefit Year anniversary	$205,000
Income Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary	$8,200

Since there was a withdrawal during the first year the 5% Enhancement is not available but the Automatic Annual Step-up was available and increased the Income Base to the contract value of $205,000. On the first anniversary of the rider’s effective date the Guaranteed Annual Income amount is $8,200 (4% x $205,000).

Purchase payments added to the contract subsequent to the initial purchase payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income amount percentage multiplied by the amount of the subsequent purchase payment. For example, assuming a contractowner is age 58 (single life option), if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional purchase payment of $10,000 is made, the new Guaranteed Annual Income amount that Benefit Year is $2,400 ($2,000 + 4% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a purchase payment is added to the contract. Persistency credits added to the contract do not immediately increase the Guaranteed Annual Income amount but are added to the contract value and may increase the Income Base upon an Automatic Annual Step-up which in return may increase the Guaranteed Annual Income amount.

Cumulative additional purchase payments into the contract that exceed $100,000 after the first anniversary of the rider effective date must receive Home Office approval. Additional purchase payments will not be allowed if the contract value is zero.

5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal or are withdrawals made prior to age 55 (younger of you or your spouse for joint life option) or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person).

When an Excess Withdrawal occurs:

1.
The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and

2.
The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the pro rata reduction for the Excess Withdrawal).

We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional purchase payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call our Customer Service Center number provided on the front page of your prospectus if you have question about Excess Withdrawals.

The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the contract value. The contractowner who is age 58 (single life option) makes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base.

Prior to Excess Withdrawal:

Contract value = $60,000

Income Base = $85,000

Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000)

After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):

The contract value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:

Contract value = $56,600 ($60,000 - $3,400)

Income Base = $85,000

The contract value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion that the Excess Withdrawal reduced the $56,600 contract value ($8,600 ÷ $56,600)

Contract value = $48,000 ($56,600 - $8,600)

Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 - $12,915.19 = $72,084.81).

Guaranteed Annual Income amount = $2,883.39(4% of $72,084.81 Income Base)

On the following Benefit Year anniversary:

Contract value = $43,000

Income Base = $72,084.81

Guaranteed Income amount = $2,883.39 (4% x $72,084.81)

In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the contract value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals from Individual Retirement Annuity contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

1.	Lincoln’s monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

2.	The RMD calculation must be based only on the value in this contract; and

3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts withdrawals of contract value that exceed purchase payments are taxed as ordinary income. The tax consequences of withdrawals are discussed in Federal Tax Matters in your prospectus.

Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached the Maturity Date of the contract or have reached the last day of your 85th birth year (qualified contracts) or the last day of your 99th birth year (nonqualified contracts) and have not elected i4LIFE® Advantage with Guaranteed Income Benefit (version 4), you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the contract value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the beneficiary may be eligible to receive final payment upon death of the Single Life or surviving Joint Life. To be eligible the death benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following death benefits: the Guarantee of Principal Death Benefit or the EGMDB. Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. If the death benefit option in effect is the Account Value Death Benefit the beneficiary will not be eligible to receive the final payment(s).

The Guaranteed Annual Income Amount Annuity Payout Option is an annuity payout option which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other annuity payout options discussed in your prospectus, including i4LIFE® Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.

The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract the final payment will be equal to the sum of all purchase payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract the final payment will be equal to the contract value on the effective date of the rider, increased for purchase payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity PayoutOption will reduce the final payment dollar for dollar.

Death Prior to the Annuity Commencement Date.  The Lincoln Lifetime IncomeSM Advantage 2.0 has no provision for a payout of the Income Base or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in your prospectus) will be in effect.  Election of the Lincoln Lifetime IncomeSM Advantage 2.0 does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time.  See The Contracts - Death Benefit in your prospectus.

Upon the death of the Single Life, the Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).  If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 if available under the terms and charge in effect at the time of the new purchase.  There is no carryover of the Income Base.

Upon the first death under the joint life option, the lifetime payout of the Guaranteed Annual Income amount will continue for the life of the surviving spouse.  The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).

As an alternative, after the first death, the surviving spouse if under age 86 may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase.  In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.

General Provisions.

Termination. After the fifth anniversary of the effective date of the rider, the contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage 2.0 will automatically terminate:

•	on the annuity commencement date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable); or
•	upon the death under the single life option or the death of the surviving spouse under the joint life option; or
•	when the Guaranteed Annual Income amount or contract value is reduced to zero due to an Excess Withdrawal; or
•	upon surrender of the contract; or
•	upon termination of the underlying annuity contract; or
•
for qualified contracts on the final day of the contractowner’s 85th birth year (or the younger of the contractowner or spouse for joint life option)  if i4LIFE® Advantage with Guaranteed Income Benefit (version 4) has not been elected; or

•
for nonqualified contracts on the final day of the contractowner’s 99th birth year (or the younger of the contractowner or spouse for joint life option) if i4LIFE® Advantage with Guaranteed Income Benefit (version 4) has not been elected.

The termination will not result in any increase in contract value equal to the Income Base.  Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can re-elect any living benefit rider,  Lincoln SmartSecurity® Advantage, 4LATER® Advantage or any other living benefits we may offer in the future.

Compare to Lincoln SmartSecurity® Advantage.  If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage 2.0 and the Lincoln SmartSecurity® Advantage (discussed in your prospectus) (only one of these riders can be added to a contract at any one time):  the Lincoln Lifetime IncomeSM Advantage 2.0 has the opportunity to provide a higher Income Base than the Guaranteed Amount under Lincoln SmartSecurity® Advantage because of the 5% Enhancement or Automatic Annual Step-up. The Income Base for Lincoln Lifetime IncomeSM Advantage 2.0 may also be higher than the Guaranteed Amount under Lincoln SmartSecurity® Advantage because withdrawals equal to or less than the Guaranteed Annual Income amount do not reduce the Income Base whereas withdrawals under Lincoln SmartSecurity® Advantage reduce the Guaranteed Amount. Lincoln Lifetime IncomeSM Advantage 2.0 also provides the potential for lifetime withdrawals from an earlier age (rather than age 65 with the Lincoln SmartSecurity® Advantage).  However, the percentage charge for the Lincoln Lifetime IncomeSM Advantage 2.0 is higher and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement and after the 10th Benefit Year anniversary upon a 5% Enhancement. Due to the Income Base not being reduced by withdrawals that are less than or equal to the Guaranteed Annual Income amount, the charge which is applied against the Income Base will not be reduced, whereas withdrawals reduce the Guaranteed Amount against which the Lincoln SmartSecurity® Advantage charge is applied. The Lincoln SmartSecurity® Advantage provides that guaranteed Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage 2.0 does not offer this feature.

i4LIFE® Advantage Option.  i4LIFE® Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  If this decision is made, the contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been an Automatic Annual Step-up) to establish the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider. If the contractowner drops Lincoln Lifetime IncomeSM Advantage 2.0 and purchases i4LIFE® Advantage with Guaranteed Income Benefit (version 4) by the last day of the contractowner’s 85th birth year for qualified contracts (based on contractowner’s age for joint life option) or by the last day of the contractowner’s 99th birth year for nonqualified contracts (based on youngest life for joint life option), the initial Guaranteed Income Benefit will equal the greater of (a) the current Guaranteed Annual Income amount or (b) the Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been an Automatic Annual Step-up) multiplied by the applicable age-banded Guaranteed Income Benefit percentage or (c) the i4LIFE® Advantage Account Value multiplied by the applicable age-banded Guaranteed Income Benefit percentage. You must wait at least one year from the effective date of the rider before you may drop the rider and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4). If you choose to drop the Lincoln Lifetime IncomeSM Advantage 2.0 and have the single life option, you must purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4 single life option. If you drop the Lincoln Lifetime IncomeSM Advantage 2.0 and have the joint life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) joint life option.

Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0.  If you choose to drop your rider and elect i4LIFE® Advantage with Guaranteed Income Benefit (version 4) prior to the fifth Benefit Year anniversary the election must be made before the Annuity Commencement Date and by age 95 for nonqualified contracts or age 80 for qualified contracts. Elections made prior to the fifth Benefit Year anniversary will result in a minimum Access Period of the greater of 20 years or age 90. If you choose to drop the rider and elect i4LIFE® Advantage with Guaranteed Income Benefit (version 4) after the fifth Benefit Year anniversary the election must be made before the Annuity Commencement Date and by the last day of the contractowner’s 85th birth year for qualified contracts or by the last day of the contractowner’s 99th birth year for nonqualified contracts. Elections made after the fifth Benefit Year anniversary will result in a minimum Access Period of the greater of 15 years or age 85. See i4LIFE® Advantage with Guaranteed Income Benefit (version 4) section of your prospectus.

For nonqualified contracts, the contractowner must elect the levelized option for regular income payments. While i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is in effect, the contractowner cannot change the payment mode elected or decrease the length of the Access Period.

When deciding whether to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) you should consider that depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Lifetime IncomeSM Advantage 2.0. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date.  These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each annuity payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of purchase payments.  In contrast, withdrawals under Lincoln Lifetime IncomeSM Advantage 2.0 are not treated as amounts received as an annuity because they occur prior to the annuity starting date.  As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the  extent to which the contract value exceeds purchase payments), and then as a nontaxable return of purchase payments.

The initial charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) will be equal to the current annual rate in effect for your Lincoln Lifetime IncomeSM Advantage 2.0 rider. The charge is calculated based upon the greater of the value of the Income Base or contract value as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0 prior to election of i4LIFE® Advantage with Guaranteed Income Benefit (version 4). During the Access Period, this charge is deducted from the i4LIFE® Advantage Account Value on a quarterly basis with the first deduction occurring on the valuation date on or next following the three month anniversary of the effective date of i4LIFE® Advantage  with Guaranteed Income Benefit (version 4). During the Lifetime Income Period, this charge is deducted annually. The initial charge may increase annually upon a step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase, if any, to the Guaranteed Income Benefit and the percentage increase if any to the  Lincoln Lifetime IncomeSM Advantage 2.0 current charge. If an Excess Withdrawal occurs, the charge will decrease by the same percentage as the percentage change to the Account Value.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date.    The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0.  Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value.  If you elect the Lincoln Lifetime IncomeSM Advantage 2.0, withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis.  This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect.  See The Contracts – Death Benefits in your prospectus. Any Excess Withdrawals will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis.  The terms of your contract will describe which method is in effect for your contract while this rider is in effect.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage 2.0 are in effect when the contractowner dies.  Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal	$ 80,000
Guaranteed Annual Income amount	$ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of your prospectus:

a)	Contract value	$ 80,000
b)	Sum of purchase payments	$100,000
c)	Highest anniversary contract value	$150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)

b)	$100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)

$95,000 - $5,067 = $89,932 [$95,000 times ($4,000/$75,000) = $5,067] Proportional reduction of Excess Withdrawal.  Total reduction = $10,067.

c)	$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875].The entire $9,000 withdrawal reduces the death benefit option proportionally. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

The Contracts-Living Benefit Riders- Lincoln Lifetime IncomeSM Advantage. The following is inserted in The Contracts-Living Benefit Riders- Lincoln Lifetime IncomeSM Advantage section of the prospectus and is inserted prior to the first sentence of the first paragraph of that section.

Lincoln Lifetime IncomeSM Advantage.
The Lincoln Lifetime IncomeSM Advantage rider will no longer be available for purchase after December 31, 2010.

***

Please keep this Supplement with your prospectus for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus Assurance (C Share)

Supplement dated September 13, 2010 to the Prospectus dated May 1, 2010

This supplement to the prospectus for your individual variable annuity contract outlines several changes to your product prospectus. All other features and benefits described in your prospectus remain the same. This supplement is for informational purposes and requires no action on your part.

The following optional riders will be available for election beginning September 13, 2010. The addition of these riders results in several revisions to the prospectus, as outlined below.

Lincoln Lifetime IncomeSM Advantage 2.0. The Lincoln Lifetime IncomeSM Advantage 2.0 is an optional rider that provides annual withdrawals up to a guaranteed annual income amount which is based on a guaranteed income base, a 5% enhancement to the income base, annual step-ups to contract value, and age-based increases to the guaranteed annual income amount. The rider guarantees the availability of i4LIFE® Advantage with the Guaranteed Income Benefit, providing the client with a known future level of income. This rider will be available for election beginning September 13, 2010. The Lincoln Lifetime IncomeSM Advantage living benefit rider will no longer be available for purchase after December 31, 2010. This supplement also provides information for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 who decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).

This rider will terminate for qualified contracts on the last day of the contractowner’s 85th birth year (for nonqualified contracts on the last day of the contractowner’s 99th birth year) unless i4LIFE® Advantage with Guaranteed Income Benefit (version 4) or the Guaranteed Annual Income Amount Annuity Payout Option has been elected prior to that date.

DESCRIPTION OF CHANGES.  The following discussion describes changes that are incorporated into the specified sections of your May 1, 2010 prospectus.

Special Terms – The following definition is added to the Special Terms section of the prospectus:

Lincoln Lifetime IncomeSM Advantage 2.0: Provides minimum guaranteed periodic withdrawals that may increase based on automatic enhancements and age-based increases to the withdrawal amount.

Expense Tables. The following section will be inserted at the beginning of Expense Tables – Optional Rider Charges section of your prospectus immediately prior to the table that outlines the charges for Lincoln Lifetime IncomeSM Advantage.

The following table describes the charges for the Lincoln Lifetime IncomeSM Advantage 2.0. Refer to your prospectus for all other fees and charges associated with your variable annuity contract.

Lincoln Lifetime IncomeSM Advantage 2.0:

Guaranteed maximum annual percentage charge*	2.00%
Current annual percentage charge joint life option *	1.25%
Current annual percentage charge single life option *	1.05%

* The annual percentage charge is assessed against the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals.  These changes to the Income Base are discussed below.  This charge is deducted from the contract value on a quarterly basis.

The following section will be inserted in the Expense Tables – i4LIFE® Advantage Charges section of your prospectus following the 4LATER® Advantage charge section and replaces the i4LIFE® Advantage charge section.

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily Account Value. If you have elected to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchased i4LIFE® Advantage with Guaranteed Income Benefit (version 4), there is only one charge for i4LIFE® Advantage and the Guaranteed Income Benefit which is deducted on a quarterly basis from the Account Value in addition to the daily contract mortality and expense risk charge.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage with the Guaranteed Income Benefit (version 4) (as a daily percentage of average Account Value):

	Enhanced Guaranteed Minimum Death Benefit (EGMDB	Guarantee of Principal Death Benefit	Account Value Death Benefit
Annual Charge	2.35%	2.10%	2.05%
Guaranteed Income Benefit Charge	2.00%*	2.00%*	2.00%*
Total i4LIFE® Advantage with Guaranteed Income Benefit Charge	4.35%	4.10%	4.05%
*The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (version 4). The current percentage charge for the single life option and the joint life option will be 0.65% once the rider becomes available.  The current percentage charge for the joint life option will be 0.85% on or after November 15, 2010.

i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (On and after the Periodic Income Commencement Date):

Initial i4LIFE® Advantage with Guaranteed Income Benefit (version 4) charge for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 as a percentage of the Income Base

Guaranteed maximum annual percentage charge*	2.00%
Current annual percentage charge joint life option *	1.25%
Current annual percentage charge single life option*	1.05%

*In order to establish the initial charge in i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the annual percentage charge in Lincoln Lifetime IncomeSM Advantage 2.0 is assessed against the greater of the Income Base or contract value as of the date immediately prior to the effective date of  i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  The initial charge will be deducted quarterly from the contract value starting with the first three month anniversary of the effective date of i4LIFE® Advantage with Guaranteed Income Benefit (version 4). During the Lifetime Income Period, the charge will be deducted annually. For nonqualified contracts starting with the first anniversary of the effective date of i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the charge may be increased every time there is an automatic annual step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge.  For qualified contracts, starting with the first calendar year after the effective date of  i4LIFE® Advantage with Guaranteed Income Benefit (version 4) the charge may be increased every time there is an automatic annual step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge. If an Excess Withdrawal occurs, the charge will decrease by the same percentage as the percentage change to the Account Value.

Examples. The following section replaces the Examples section of your prospectus.

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB death benefit and Lincoln Lifetime IncomeSM Advantage 2.0 are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$922	$2,747	$4,553	$9,032

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$922	$2,747	$4,553	$9,032

For more information, see Charges and Other Deductions in your prospectus. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect persistency credits (discussed in your prospectus). Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses.

Summary of Common Questions – The following paragraph is inserted in the Summary of Common Questions section of the prospectus, immediately following the paragraph titled “What are Living Benefit Riders?”.

What is Lincoln Lifetime IncomeSM Advantage 2.0? Lincoln Lifetime IncomeSM Advantage 2.0 is a rider that you may purchase for an additional charge and which provides on an annual basis guaranteed, periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base or automatic annual step-ups to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. To continue these payments, an annuity payout option must be elected by the last day of the contractowner’s 85th birth year on qualified contracts and by the last day of the contractowner’s  99th birth year on nonqualified contracts. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent purchase payments, 5% Enhancements to the Income Base, automatic annual step-ups to the Income Base and is decreased by withdrawals in accordance with provisions described in the prospectus. See The Contracts-Lincoln Lifetime IncomeSM Advantage 2.0. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

Charges and Other Deductions - The following is inserted in the Charges and Other Deductions- Rider Charges section of the prospectus immediately after the first sentence of the section.

Lincoln Lifetime IncomeSM Advantage 2.0 Charge.  While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage 2.0, if elected.  The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 joint life option.

The charge is assessed against the Income Base as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and decreased for Excess Withdrawals. We will deduct the charge for this rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each subaccount available in your contract on the valuation date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to the Income Base section for a discussion and example of the impact of the changes to the Income Base.

The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up. As described above, by opting out of an Automatic Annual Step-up you will not be eligible for the 5% Enhancement until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs.

During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge. After the tenth Benefit Year anniversary the annual rider percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the 5% Enhancement, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time the percentage charge increases if you do not want the 5% Enhancement.

The rider charge will increase to the then current rider charge, if after the first Benefit Year anniversary, cumulative purchase payments added to the contract after the first Benefit Year equal or exceed $100,000. You may not opt-out of this rider charge increase. See The Contracts-Living Benefit riders- Lincoln Lifetime IncomeSM Advantage 2.0- Income Base section of this supplement for more information.

The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the contract value is reduced to zero while the contractowner is receiving a Guaranteed Annual Income, no rider charge will be deducted.

The following section replaces the i4LIFE® Advantage Guaranteed Income Benefit Charge section in the current prospectus:

i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0. If you drop Lincoln Lifetime IncomeSM Advantage 2.0 to establish the Guaranteed Income Benefit (version 4) under i4LIFE® Advantage you will pay a quarterly charge (imposed during the i4LIFE® Advantage payout phase) starting with the first three month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The initial charge for this rider is equal to an annual rate of 1.05% of the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base or contract value, if greater, (0.2625% quarterly) for the single life option and 1.25% of the Income Base or contract value, if greater, (0.3125% quarterly) for the joint life payout option. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed that in the future the guaranteed maximum initial charge for i4LIFE® Advantage with  Guaranteed Income Benefit (version 4) will be the guaranteed maximum charge then in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0.

The charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 will not change unless there is an automatic step-up of the Guaranteed Income Benefit to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of the prospectus). At such time, the charge will increase by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase to the Guaranteed Income Benefit and by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge. This means that the charge may change annually.

The following example shows how the initial charge for i4LIFE® Advantage with Guaranteed Income Benefit  (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 is calculated as well as adjustments due to increases to the Guaranteed Income Benefit and the Lincoln Lifetime IncomeSM Advantage 2.0 charge. The example is a nonqualified contract and assumes the contractowner is 60 years old on the effective date of electing the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0.Pursuant to the provisions of the Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the contractowner’s age (see Guaranteed Income Benefit (version 4) for a more detailed description). The example also assumes that the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 current charge is 1.05%. The first example assumes an increase to the initial charge based upon an increase to the Guaranteed Income Benefit due to the automatic step-up:

1/1/10	Contract value as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0	$100,000
1/1/10	Income Base as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0	$125,000
1/1/10	Initial Annual Charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($125,000 Income Base * 1.05% current charge for Lincoln Lifetime IncomeSM Advantage 2.0)	$1,312.50
1/2/10	i4LIFE® Advantage Account Value	$100,000
1/2/10	Amount of initial i4LIFE® Advantage Regular Income Payment	$5,051
1/2/10	Initial Guaranteed Income Benefit (4% * $125,000 Income Base)	$5,000
1/2/11	Recalculated Regular Income Payment	$6,900
1/2/11	New Guaranteed Income Benefit (75% * $6,900 Regular Income Payment)	$5,175
1/2/11	Annual charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($1,312.50 * ($5,175/$5,000))	$1,358.44

If the Lincoln Lifetime IncomeSM Advantage 2.0 charge has also increased, subject to a maximum charge of 2.00%, the i4LIFE® Advantage with Guaranteed Income Benefit  (version 4) charge will increase upon a step-up.

Continuing the above example:

1/2/11	Annual charge for Lincoln Lifetime IncomeSM Advantage 2.0	$1,358.44
1/2/12	Recalculated Regular Income Payment	$7,400
1/2/12	New Guaranteed Income Benefit (75% * $7,400 Regular Income Payment)	$5,550

	Assume the Lincoln Lifetime IncomeSM Advantage 2.0 charge increases from 1.05% to 1.15%.

1/2/12	Annual Charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) ($1,358.44 * ($5,550/$5,175) * (1.15%/1.05%))	$1,595.63

The annual charge for Lincoln Lifetime IncomeSM Advantage 2.0 of $1,358.44 is multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) times the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 (1.15%/1.05%).

If the Lincoln Lifetime IncomeSM Advantage 2.0 percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred.  If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.  If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred. Future step-ups as described in the rider would continue.

The Contracts-Living Benefit Riders. The following is inserted in The Contracts-Living Benefit Riders section of the prospectus prior to the Lincoln Lifetime IncomeSM Advantage section.

Lincoln Lifetime IncomeSM Advantage 2.0. The Lincoln Lifetime IncomeSM Advantage 2.0 is a Living Benefit rider available for purchase in your contract that provides:
•
Guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount (up to the last day of the contractowner’s 85th birth year on qualified contracts and up to the last day of the contractowner’s 99th birth year on nonqualified contracts) which is based upon a guaranteed Income Base (a value equal to either your initial purchase payment or contract value, if elected after the contract’s effective date);

•	Lifetime income is available through i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option;
•	A 5% Enhancement to the Income Base if greater than an Automatic Annual Step-up so long as no withdrawals are made in that year and the rider is within a ten year Enhancement period;
•	Automatic Annual Step-ups of the Income Base to the contract value if the contract value is equal to or greater than the Income Base after the 5% Enhancement;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).

Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and may terminate the rider and contract if the Income Base is reduced to zero.

In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0 the purchase payment or contract value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals regardless of the investment performance of the contract, provided that certain conditions are met.  An Income Base is used to calculate the Guaranteed Annual Income payments from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial purchase payment (or contract value if elected after contract issue), increased by subsequent purchase payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, cumulative additional purchase payments into the contract will be limited to an amount equal to $100,000 without Home Office approval. No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after you or the younger spouse (joint life option) reach age 55.  The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single and joint life options, you may receive Guaranteed Annual Income payments for your lifetime through the election of i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option which must be elected by the last day of the contractowner’s 85th birth year for qualified contracts and up to the last day of the contractowner’s 99th birth year for nonqualified contracts. Withdrawals in excess of the Guaranteed Annual Income amount or that are made prior to age 55 or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base and your Guaranteed Annual Income payments by an amount greater than the dollar amount of the Excess Withdrawal and may terminate the Income Base, rider and the contract. Withdrawals will also negatively impact the availability of the 5% Enhancement.

This rider will terminate for qualified contracts on the last day of the contractowner’s 85th birth year (for nonqualified contracts on the last day of the contractowner’s 99th birth year) unless i4LIFE® Advantage with Guaranteed Income Benefit (version 4) or the Guaranteed Annual Income Amount Annuity Payout Option has been elected prior to that date.

Lincoln offers other optional riders available for purchase with its variable annuity contracts.  These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in your prospectus.  There are differences between the riders in the features provided as well as the charge structure.  In addition, the purchase of one rider may impact the availability of another rider.  Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 and these other riders is included later in this Supplement.  Not all riders will be available at all times. You may consider purchasing the Lincoln Lifetime IncomeSM Advantage 2.0 if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of the Lincoln Lifetime IncomeSM Advantage 2.0 may be higher than other Living Benefit Riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders.

Availability. The Lincoln Lifetime IncomeSM Advantage 2.0 is available for purchase with new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant as well as the spouse under the joint life option must be under age 86 for nonqualified contracts (age 76 for qualified contracts) at the time this rider is elected. You cannot elect the rider and any other living benefit rider offered in your contract at the same time (Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage, 4LATER® Advantage). You may not elect the rider if you have also elected i4LIFE® Advantage or Lincoln SmartIncome AdvantageSM, both annuity payout options. You must wait at least 12 months after terminating 4LATER® Advantage, Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus or any other living benefits we may offer in the future before electing Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts- Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage 4LATER® Advantage, i4LIFE® Advantage and Annuity Payouts- Lincoln SmartIncome AdvantageSM  for more information. There is no guarantee that the Lincoln Lifetime IncomeSM Advantage 2.0 will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this rider will depend upon your state’s approval of this rider.  Check with your registered representative regarding availability.

If you purchase the Lincoln Lifetime IncomeSM Advantage 2.0 you will be limited in your ability to invest within the subaccounts offered within your contract. You will be required to adhere to Investment Requirements. In addition, the fixed account is not available except for use with dollar cost averaging.  See Investment Requirements  in your prospectus.

If the rider is elected at contract issue, then the rider will be effective on the contract’s effective date. If the rider is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next valuation date following approval by us.

Benefit Year.  The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.

Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a death benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial purchase payment. If you elect the rider after we issue the contract, the initial Income Base will equal the contract value on the effective date of the rider. The maximum Income Base is $10,000,000.  This maximum takes into consideration the total Income Bases and Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives under any other Living Benefit Riders (See The Contracts - Lincoln Lifetime IncomeSM Advantage, 4LATER® Advantage and Lincoln SmartSecurity® Advantage, discussed in your prospectus).

Additional purchase payments automatically increase the Income Base by the amount of the purchase payment (not to exceed the maximum Income Base); for example, a $10,000 additional purchase payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, cumulative additional purchase payments into the contract will be limited to an amount equal to $100,000 without Home Office approval. If cumulative additional purchase payments, after the first anniversary of the rider effective date, equal or exceed $100,000, the charge will change to the then current charge in effect on the next Benefit Year anniversary. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.

Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional purchase payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base.  In addition, the percentage charge may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below.  See Lincoln Lifetime IncomeSM Advantage 2.0 Charge later in this Supplement.

5% Enhancement to the Income Base.  On each Benefit Year anniversary, the Income Base, minus purchase payments received in that year, will be increased by 5% if the contract owner/annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in that year and the rider is within a 10-year Enhancement period described below. If during any 10-year Enhancement period there are no Automatic Annual Step-ups the 5% Enhancements will terminate at the end of the Enhancement period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any purchase payment made after the initial purchase payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it  will be used in calculating the 5% Enhancement. Any purchase payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline the Automatic Annual Step-up (described later in this supplement), you will not receive the 5% Enhancement. You will not be eligible to receive any further 5% Enhancements until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. In order to be eligible to receive further 5% Enhancements the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) must still be living and be under age 86.

Note:  The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Guaranteed Annual Income payment. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):

Initial purchase payment = $100,000; Income Base = $100,000

Additional purchase payment on day 30 = $15,000; Income Base = $115,000

Additional purchase payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year Anniversary, the Income Base will not be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000).  The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 10 years (the Enhancement period) from the effective date of the rider.  A new Enhancement period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year.  If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement.  If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement period.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amounts section below.

If during the first ten Benefit years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base.  After the tenth Benefit Year anniversary the annual rider percentage charge may increase to the current charge each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. See Lincoln Lifetime IncomeSM Advantage 2.0 Charge described in this supplement.

If your percentage charge for this rider is increased due to a 5% Enhancement that occurs after the tenth rider year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change.  This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time the percentage charge increases if you do not want the 5% Enhancement. You may not opt-out of the 5% Enhancement if the current charge for the rider increases due to additional purchase payments made during that Benefit Year that equal or exceed the $100,000 cumulative additional purchase payment restriction after the first Benefit Year. See Income Base section for more details.

Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the contract value on each Benefit Year anniversary if:

a.	the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) are still living and under age 86; and

b.
the contract value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge and account fee), plus any purchase payments made on that date and persistency credits, if any added on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any).

Each time the Income Base is stepped up to the current contract value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge.  Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  See Lincoln Lifetime IncomeSM Advantage 2.0 Charge in this Supplement.

Each time the Automatic Annual Step-up occurs a new 10-year Enhancement period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.

If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change.  This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up.  As stated above, if you decline the Automatic Annual Step-up, you will not receive the 5% Enhancement and will not be eligible to receive the 5% Enhancement until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. See the earlier Income Base section. You may not opt-out of the Automatic Annual Step-up if an additional purchase payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments):

	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year Anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year Anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year Anniversary	$57,000	$59,535	$59,535	No
4th Benefit Year Anniversary	$64,000	$62,512	$64,000	Yes

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000).  On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700).  On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835).  On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.

Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year as long as your Guaranteed Annual Income amount is greater than zero until the last day of the contractowner’s (or youngest joint owner’s) 99th birth year for nonqualified contracts or the last day of the contractowner’s 85th birth year for qualified contracts. You may only receive lifetime periodic payments under either  i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option if either payout option is elected prior to the contractowner’s (or youngest joint owner’s) 99th birth year for nonqualified contracts or the last day of the contractowner’s 85th birth year for qualified contracts. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turn age 55.

The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. The specified percentage of the Income Base will be based on your age (or younger of you and your spouse if the joint life option is elected). Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal. For example if you purchase the rider at age 57 your Guaranteed Annual Income percentage is 4%. If you waited until you were age 60 (single life option) to make your first withdrawal your Guaranteed Annual Income percentage would be 5%.  During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any purchase payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income amount percentage will only increase on a Benefit Year Anniversary if you have reached an applicable higher age band and after there has been an Automatic Annual Step-up. If you have reached an applicable age band and there has not been an Automatic Annual Step-up then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

Guaranteed Annual Income Percentages by Ages

Age (single life option)	Guaranteed Annual Income amount percentage (single life option)	Age (joint life option – younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage (joint life option)
At least 55 and under 59½	4%	55-64	4%
59 ½ +	5%	65+	5%

If your contract value is reduced to zero because of market performance or rider charges, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Annuity Payout Option (discussed later in this supplement). You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the rider and contract will terminate. If the contract  value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the contract value.

The following example shows the calculation of the Guaranteed Annual Income amount and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the contract value. The contractowner is age 58 (4% Guaranteed Annual Income percentage for single life option) on the rider’s effective date, and makes an initial purchase payment of $200,000 into the contract:

Contract value on the rider’s effective date	$200,000
Income Base on the rider’s effective date	$200,000
Initial Guaranteed Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract value six months after rider’s effective date	$210,000
Income Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date when contractowner is still age 58	$8,000
Contract value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 – $0)	$200,000
Contract value on first Benefit Year anniversary	$205,000
Income Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary	$8,200

Since there was a withdrawal during the first year the 5% Enhancement is not available but the Automatic Annual Step-up was available and increased the Income Base to the contract value of $205,000. On the first anniversary of the rider’s effective date the Guaranteed Annual Income amount is $8,200 (4% x $205,000).

Purchase payments added to the contract subsequent to the initial purchase payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income amount percentage multiplied by the amount of the subsequent purchase payment. For example, assuming a contractowner is age 58 (single life option), if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional purchase payment of $10,000 is made, the new Guaranteed Annual Income amount that Benefit Year is $2,400 ($2,000 + 4% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a purchase payment is added to the contract. Persistency credits added to the contract do not immediately increase the Guaranteed Annual Income amount but are added to the contract value and may increase the Income Base upon an Automatic Annual Step-up which in return may increase the Guaranteed Annual Income amount.

Cumulative additional purchase payments into the contract that exceed $100,000 after the first anniversary of the rider effective date must receive Home Office approval. Additional purchase payments will not be allowed if the contract value is zero.

5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal or are withdrawals made prior to age 55 (younger of you or your spouse for joint life option) or that are not payable to the contractowner or contractowner’s bank account (or to the annuitant or the annuitant’s bank account, if the owner is a non-natural person).

When an Excess Withdrawal occurs:

1.
The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and

2.
The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the pro rata reduction for the Excess Withdrawal).

We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional purchase payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call our Customer Service Center number provided on the front page of your prospectus if you have question about Excess Withdrawals.

The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the contract value. The contractowner who is age 58 (single life option) makes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base.

Prior to Excess Withdrawal:

Contract value = $60,000

Income Base = $85,000

Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000)

After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):

The contract value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:

Contract value = $56,600 ($60,000 - $3,400)

Income Base = $85,000

The contract value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion that the Excess Withdrawal reduced the $56,600 contract value ($8,600 ÷ $56,600)

Contract value = $48,000 ($56,600 - $8,600)

Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 - $12,915.19 = $72,084.81).

Guaranteed Annual Income amount = $2,883.39(4% of $72,084.81 Income Base)

On the following Benefit Year anniversary:

Contract value = $43,000

Income Base = $72,084.81

Guaranteed Income amount = $2,883.39 (4% x $72,084.81)

In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the contract value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals from Individual Retirement Annuity contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

1.	Lincoln’s monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

2.	The RMD calculation must be based only on the value in this contract; and

3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts withdrawals of contract value that exceed purchase payments are taxed as ordinary income. The tax consequences of withdrawals are discussed in Federal Tax Matters in your prospectus.

Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached the Maturity Date of the contract or have reached the last day of your 85th birth year (qualified contracts) or the last day of your 99th birth year (nonqualified contracts) and have not elected i4LIFE® Advantage with Guaranteed Income Benefit (version 4), you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the contract value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the beneficiary may be eligible to receive final payment upon death of the Single Life or surviving Joint Life. To be eligible the death benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following death benefits: the Guarantee of Principal Death Benefit or the EGMDB. Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. If the death benefit option in effect is the Account Value Death Benefit the beneficiary will not be eligible to receive the final payment(s).

The Guaranteed Annual Income Amount Annuity Payout Option is an annuity payout option which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other annuity payout options discussed in your prospectus, including i4LIFE® Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.

The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract the final payment will be equal to the sum of all purchase payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract the final payment will be equal to the contract value on the effective date of the rider, increased for purchase payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity PayoutOption will reduce the final payment dollar for dollar.

Death Prior to the Annuity Commencement Date.  The Lincoln Lifetime IncomeSM Advantage 2.0 has no provision for a payout of the Income Base or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in your prospectus) will be in effect.  Election of the Lincoln Lifetime IncomeSM Advantage 2.0 does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time.  See The Contracts - Death Benefit in your prospectus.

Upon the death of the Single Life, the Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).  If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 if available under the terms and charge in effect at the time of the new purchase.  There is no carryover of the Income Base.

Upon the first death under the joint life option, the lifetime payout of the Guaranteed Annual Income amount will continue for the life of the surviving spouse.  The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).

As an alternative, after the first death, the surviving spouse if under age 86 may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase.  In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.

General Provisions.

Termination. After the fifth anniversary of the effective date of the rider, the contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage 2.0 will automatically terminate:

•	on the annuity commencement date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable); or
•	upon the death under the single life option or the death of the surviving spouse under the joint life option; or
•	when the Guaranteed Annual Income amount or contract value is reduced to zero due to an Excess Withdrawal; or
•	upon surrender of the contract; or
•	upon termination of the underlying annuity contract; or
•
for qualified contracts on the final day of the contractowner’s 85th birth year (or the younger of the contractowner or spouse for joint life option)  if i4LIFE® Advantage with Guaranteed Income Benefit (version 4) has not been elected; or

•
for nonqualified contracts on the final day of the contractowner’s 99th birth year (or the younger of the contractowner or spouse for joint life option) if i4LIFE® Advantage with Guaranteed Income Benefit (version 4) has not been elected.

The termination will not result in any increase in contract value equal to the Income Base.  Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can re-elect any living benefit rider,  Lincoln SmartSecurity® Advantage, 4LATER® Advantage or any other living benefits we may offer in the future.

Compare to Lincoln SmartSecurity® Advantage.  If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage 2.0 and the Lincoln SmartSecurity® Advantage (discussed in your prospectus) (only one of these riders can be added to a contract at any one time):  the Lincoln Lifetime IncomeSM Advantage 2.0 has the opportunity to provide a higher Income Base than the Guaranteed Amount under Lincoln SmartSecurity® Advantage because of the 5% Enhancement or Automatic Annual Step-up. The Income Base for Lincoln Lifetime IncomeSM Advantage 2.0 may also be higher than the Guaranteed Amount under Lincoln SmartSecurity® Advantage because withdrawals equal to or less than the Guaranteed Annual Income amount do not reduce the Income Base whereas withdrawals under Lincoln SmartSecurity® Advantage reduce the Guaranteed Amount. Lincoln Lifetime IncomeSM Advantage 2.0 also provides the potential for lifetime withdrawals from an earlier age (rather than age 65 with the Lincoln SmartSecurity® Advantage).  However, the percentage charge for the Lincoln Lifetime IncomeSM Advantage 2.0 is higher and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement and after the 10th Benefit Year anniversary upon a 5% Enhancement. Due to the Income Base not being reduced by withdrawals that are less than or equal to the Guaranteed Annual Income amount, the charge which is applied against the Income Base will not be reduced, whereas withdrawals reduce the Guaranteed Amount against which the Lincoln SmartSecurity® Advantage charge is applied. The Lincoln SmartSecurity® Advantage provides that guaranteed Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage 2.0 does not offer this feature.

i4LIFE® Advantage Option.  i4LIFE® Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4).  If this decision is made, the contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been an Automatic Annual Step-up) to establish the i4LIFE® Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider. If the contractowner drops Lincoln Lifetime IncomeSM Advantage 2.0 and purchases i4LIFE® Advantage with Guaranteed Income Benefit (version 4) by the last day of the contractowner’s 85th birth year for qualified contracts (based on contractowner’s age for joint life option) or by the last day of the contractowner’s 99th birth year for nonqualified contracts (based on youngest life for joint life option), the initial Guaranteed Income Benefit will equal the greater of (a) the current Guaranteed Annual Income amount or (b) the Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider’s effective date (if there has not been an Automatic Annual Step-up) multiplied by the applicable age-banded Guaranteed Income Benefit percentage or (c) the i4LIFE® Advantage Account Value multiplied by the applicable age-banded Guaranteed Income Benefit percentage. You must wait at least one year from the effective date of the rider before you may drop the rider and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4). If you choose to drop the Lincoln Lifetime IncomeSM Advantage 2.0 and have the single life option, you must purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4 single life option. If you drop the Lincoln Lifetime IncomeSM Advantage 2.0 and have the joint life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) joint life option.

Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0.  If you choose to drop your rider and elect i4LIFE® Advantage with Guaranteed Income Benefit (version 4) prior to the fifth Benefit Year anniversary the election must be made before the Annuity Commencement Date and by age 95 for nonqualified contracts or age 80 for qualified contracts. Elections made prior to the fifth Benefit Year anniversary will result in a minimum Access Period of the greater of 20 years or age 90. If you choose to drop the rider and elect i4LIFE® Advantage with Guaranteed Income Benefit (version 4) after the fifth Benefit Year anniversary the election must be made before the Annuity Commencement Date and by the last day of the contractowner’s 85th birth year for qualified contracts or by the last day of the contractowner’s 99th birth year for nonqualified contracts. Elections made after the fifth Benefit Year anniversary will result in a minimum Access Period of the greater of 15 years or age 85. See i4LIFE® Advantage with Guaranteed Income Benefit (version 4) section of your prospectus.

For nonqualified contracts, the contractowner must elect the levelized option for regular income payments. While i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is in effect, the contractowner cannot change the payment mode elected or decrease the length of the Access Period.

When deciding whether to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) you should consider that depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Lifetime IncomeSM Advantage 2.0. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date.  These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each annuity payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of purchase payments.  In contrast, withdrawals under Lincoln Lifetime IncomeSM Advantage 2.0 are not treated as amounts received as an annuity because they occur prior to the annuity starting date.  As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the  extent to which the contract value exceeds purchase payments), and then as a nontaxable return of purchase payments.

The initial charge for i4LIFE® Advantage with Guaranteed Income Benefit (version 4) will be equal to the current annual rate in effect for your Lincoln Lifetime IncomeSM Advantage 2.0 rider. The charge is calculated based upon the greater of the value of the Income Base or contract value as of the last valuation date under Lincoln Lifetime IncomeSM Advantage 2.0 prior to election of i4LIFE® Advantage with Guaranteed Income Benefit (version 4). During the Access Period, this charge is deducted from the i4LIFE® Advantage Account Value on a quarterly basis with the first deduction occurring on the valuation date on or next following the three month anniversary of the effective date of i4LIFE® Advantage  with Guaranteed Income Benefit (version 4). During the Lifetime Income Period, this charge is deducted annually. The initial charge may increase annually upon a step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider’s effective date) multiplied by the percentage increase, if any, to the Guaranteed Income Benefit and the percentage increase if any to the  Lincoln Lifetime IncomeSM Advantage 2.0 current charge. If an Excess Withdrawal occurs, the charge will decrease by the same percentage as the percentage change to the Account Value.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date.    The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0.  Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value.  If you elect the Lincoln Lifetime IncomeSM Advantage 2.0, withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis.  This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect.  See The Contracts – Death Benefits in your prospectus. Any Excess Withdrawals will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis.  The terms of your contract will describe which method is in effect for your contract while this rider is in effect.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage 2.0 are in effect when the contractowner dies.  Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal	$ 80,000
Guaranteed Annual Income amount	$ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of your prospectus:

a)	Contract value	$ 80,000
b)	Sum of purchase payments	$100,000
c)	Highest anniversary contract value	$150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)

b)	$100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)

$95,000 - $5,067 = $89,932 [$95,000 times ($4,000/$75,000) = $5,067] Proportional reduction of Excess Withdrawal.  Total reduction = $10,067.

c)	$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875].The entire $9,000 withdrawal reduces the death benefit option proportionally. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

The Contracts-Living Benefit Riders- Lincoln Lifetime IncomeSM Advantage. The following is inserted in The Contracts-Living Benefit Riders- Lincoln Lifetime IncomeSM Advantage section of the prospectus and is inserted prior to the first sentence of the first paragraph of that section.

Lincoln Lifetime IncomeSM Advantage.
The Lincoln Lifetime IncomeSM Advantage rider will no longer be available for purchase after December 31, 2010.

***

Please keep this Supplement with your prospectus for future reference.

Overview of Living Benefit Riders

We offer a number of optional living benefit riders that, for an additional fee, offer certain guarantees, if certain conditions are met. These living benefit riders are described briefly below. Please see the more detailed description in the prospectus discussion for each rider, as well as the Charges and Other Deductions section of the prospectus, for important information on the costs, restrictions, and availability of each rider. Please consult your registered representative as to whether any living benefit rider is appropriate for you based on factors such as your investment objectives, risk tolerance, liquidity needs, and time horizon. Not all riders or features are available in all states or with your contract. Prior versions of these riders may have different features. Please consult your registered representative for the availability of any particular rider.

	Lincoln SmartSecurity® Advantage 1-yr. Automatic Step-Up (prior versions may vary)	Lincoln Lifetime IncomeSM Advantage 2.0	i4LIFE® Advantage	4LATER® Advantage
1) i4LIFE® Advantage Guaranteed Income Benefit (Version 4) (prior versions may vary)
2) 4LATER® Advantage Guaranteed Income Benefit
3) Guaranteed Income Benefit for Purchasers of Lincoln Lifetime IncomeSM Advantage
4) Guaranteed Income Benefit for Purchasers of Lincoln Lifetime IncomeSM Advantage2.0

1. Overview
Designed to guarantee that if you make your first withdrawal on or after the date you reach age 65, you are guaranteed income for your life (and your spouse’s, under Joint Life version), even after the entire amount of purchase payments has been returned to you through periodic withdrawals. If lifetime withdrawals are not in effect, you may make periodic withdrawals of the Guaranteed Amount.

Designed to guarantee that if you make your first withdrawal on or after the date you reach age 55 you are guaranteed income for your life (and your spouse’s, under Joint Life version). Also includes age-based increases to the withdrawal amount.
Designed to provide an income program that combines variable lifetime income payments and a death benefit with the ability to make withdrawals during a defined period.
Designed to guarantee today a future minimum payout floor for i4LIFE® Advantage regular income payments, regardless of investment performance, by providing an Income Base during the accumulation period that can be used to establish in the future a Guaranteed Income Benefit with i4LIFE® Advantage.

Designed to use the Income Base established under 4LATER® Advantage (if 4LATER® Advantage Guaranteed Income Benefit is elected) or the Account Value* established under i4LIFE® Advantage (if i4LIFE® Advantage Guaranteed Income Benefit is elected) or the greater of the Income Base or Account Value under Lincoln Lifetime IncomeSM Advantage 2.0 (for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0) to provide a minimum payout floor for i4LIFE® Advantage regular income payments, regardless of investment performance.
* Can instead use the remaining Guaranteed Amount under Lincoln SmartSecurity® Advantage or Lincoln Lifetime IncomeSM Advantage.

2. Current Fee	0.65% (Single Life) or 0.80% (Joint Life) of Guaranteed Amount	Single life option 1.05% of Income Base Joint life option 1.25% of Income Base	Varies based on product and death benefit option (assessed as a % of account value, and only during annuity payout phase)	0.65% of Income Base
1) 0.65% added to the i4LIFE® Advantage charge (4LATER® Advantage Guaranteed Income Benefit, ) i4LIFE® Advantage Guaranteed Income Benefit Version 4)
2) 0.50% added to the i4LIFE® Advantage charge (i4LIFE®Advantage Guaranteed Income Benefit Version 3)
(assessed as a % of account value, and only during annuity payout phase)
3) Guaranteed Income Benefit for Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0, 1.05% (single life option) or 1.25 (joint life option) which is the total charge for i4LIFE® Advantage Guaranteed Income Benefit initially (assessed as a % of the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base or Account Value, if greater).

3. Guaranteed Maximum Fee	1.50% of Guaranteed Amount	2.00% of Income Base	Same as current fee	1.50% of Income Base
1) 2.00% added to the i4LIFE® Advantage charge (assessed as a % of account value, and only during annuity payout phase)
2) 2.00% total charge for i4LIFE® Advantage Guaranteed Income Benefit for Purchasers of Lincoln Lifetime IncomeSM Advantage2.0. (assessed as a % of the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base).

4. Withdrawals Permitted	Yes - 5% annually	Yes – Age-based (4-5%) annually	Yes, during Access Period	Yes, only after you elect i4LIFE® Advantage	No
5. Payments for Life	Yes (if conditions are met)	Yes (if conditions are met)	Yes (if conditions are met)	If elect i4LIFE®Advantage	Yes (if conditions are met)
6. Potential Increases to Guaranteed Amount, Income Base, or Guaranteed Income Benefit (as applicable)	Purchase Payments Automatic Annual Step-Ups (if conditions are met)	Purchase Payments 5% Enhancements Automatic Annual Step-Ups (if conditions are met)	N/A	Purchase Payments 15% Enhancements (every 3 years) Resets to contract value (if conditions are met)	Automatic Annual Step-Ups Prior versions will have different Step-Up provisions (if conditions are met)
7. Investment Requirements	Option 3 (different Investment Requirements may apply depending upon date of purchase. See Investment Requirements section of prospectus for more details)	Option 3 (different Investment Requirements may apply depending upon date of purchase. See Investment Requirements section of prospectus for more details)	None	Option 3 (different Investment Requirements may apply depending upon date of purchase. See Investment Requirements section of prospectus for more details)	Option 3 (different Investment Requirements may apply depending upon date of purchase. See Investment Requirements section of prospectus for more details)
8. Ability to Make Additional Purchase Payments if Contract Value is greater than zero	Yes, after the first rider anniversary, if cumulative payments are over $100,000 and prior Home Office approval is provided	Yes—may impact the charge (Cumulative purchase payments in excess of $100,000 require Home Office approval.)
No (non-qualified contracts)
Yes, during Access Period, unless 4LATER® Advantage Guaranteed Income Benefit or i4LIFE® Advantage Guaranteed Income Benefit has been elected (qualified contracts)
No, for purchasers of Lincoln Lifetime IncomeSM Advantagen 2.0 if i4LIFE® Advantage Guaranteed Income Benefit (Version 4) has been elected
				Yes	No

9. Spousal Continuation	Yes	No	No	Yes (prior to Periodic Income Commencement Date)	No
10. Ability to Cancel Rider	Yes, after 5 years following the later of rider effective date or contractowner-elected step-up	Yes, after 5 Years	No (non-qualified contracts) Yes, at any time (qualified contracts)	Yes, after 3 years following the later of rider effective date or most recent Reset
Yes, after 3 years following the later of rider effective date or most recent Reset (if 4LATER® Advantage Guaranteed Income Benefit is elected or purchasers of Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage 2.0 elect the Guaranteed Income Benefit) Yes, at any time (if i4LIFE® Advantage Guaranteed Income Benefit is elected)
Yes, after 5 years following the rider effective date for Lincoln Lifetime IncomeSM Advantage 2.0

11. Nursing Home Benefit	No	Yes (subject to state availability)	No	No	No
12. May Elect Other Living Benefit Riders	No	No	Limited to Guaranteed Income Benefit	No (prior to Periodic Income Commencement Date)	Limited to i4LIFE® Advantage

PART A

The prospectuses for the ChoicePlus Access, ChoicePlus II Access, and ChoicePlus Assurance (C Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141757) filed on April 15, 2010.

The prospectuses for the ChoicePlus Access, ChoicePlus II Access, and ChoicePlus Assurance (C Share) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-141757) filed on August 2, 2010.

PART B

The Statements of Additional Information for the ChoicePlus Access, ChoicePlus II Access, and ChoicePlus Assurance (C Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141757) filed on April 15, 2010.

Lincoln New York Account N for Variable Annuities
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141757) filed on April 15, 2010.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141757) filed on April 15, 2010.

Statement of Assets and Liabilities - December 31, 2009
Statement of Operations - Year ended December 31, 2009
Statements of Changes in Net Assets - Years ended December 31, 2009 and 2008
Notes to Financial Statements - December 31, 2009
Report of Independent Registered Public Accounting Firm

3. Part B

The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141757) filed on April 15, 2010.

Balance Sheets - Years ended December 31, 2009 and 2008
Statements of Income - Years ended December 31, 2009, 2008, and 2007
Statements of Shareholder’s Equity - Years ended December 31, 2009, 2008, and 2007
Statements of Cash Flows - Years ended December 31, 2009, 2008, and 2007
Notes to Financial Statements - December 31, 2009
Report of Independent Registered Public Accounting Firm

(b)	List of Exhibits

(1)
(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

		(b)	Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

		(c)	Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982 filed on September 8, 2000.

	(2)	Not Applicable

(3)
(a) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333- 145531) filed on November 16, 2007.

		(b)	Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333- 93875) filed on April 27, 2000.

		(c)	Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

		(d)	ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 37982) filed on April 22, 2004.

	(4)	(a) ChoicePlus Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333- 37982) filed on April 18, 2001.

(b)	ChoicePlus II Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-37982) filed on April 16, 2002.

(c)	IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-37982) filed on April 22, 2003.

(d)	Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-37982) filed on April 22, 2003.

(e)	Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2003.

(f)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2003.

(g)	Variable Annuity Rider (32793-NY) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 37982) filed on September 23, 2003.

(h)	ChoicePlus II Variable Annuity Contract (30070 BNYC 5/03) (NYCNTRTC) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

(i)	ChoicePlus II Contract Specifications (CD NY CP2C 5/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

(j)	ChoicePlus II Assurance (C Share) Contract Specs (CDNYCPAC) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

(k)	Form of Variable Annuity Rider (32793HWM-B-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-93875) filed on December 20, 2004.

(l)	Form of Contract Specifications Page for Account Value Death Benefit (CDNYCPAC 6/05) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(m)	Form of Variable Annuity Income Rider for GIB (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(n)	Form of Variable Annuity Income Rider for GIB (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(o)	Form of Contract Benefit Data for GIB - ChoicePlus Access (CBNY-CP1C-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(p)	Form of Contract Benefit Data for GIB - ChoicePlus II Access (CBNY-CP2C-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(q)	Form of Contract Benefit Data for GIB - Assurance (CBNY-CPAC-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(r)	Form of Contract Benefit Data for GIB - ChoicePlus Access (CBNY-CP1C-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(s)	Form of Contract Benefit Data for GIB - ChoicePlus II Access (CBNY-CP2C-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(t)	Form of Contract Benefit Data for GIB - Assurance (CBNY-CPAC-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(u)	Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File 333-36304) filed on August 8, 2001.

(v)	Form of Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(w)	Form of Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(x)	Form of Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(y)	Form of Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

	(z)	Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

	(aa)	Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(bb)	Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(cc)	Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

	(dd)	Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(ee)	Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(ff)	Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(gg)	Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

	(gg)	Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on November 7, 2006.

	(hh)	Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

	(ii)	Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

	(jj)	Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

	(kk)	Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

	(ll)	Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

	(mm)	Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

	(nn)	Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

	(oo)	Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

(5)	(a) ChoicePlus Access Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333- 37982) filed on April 18, 2001.

	(b)	ChoicePlus II Access Application incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 37982) filed on April 22, 2004.

	(c)	ChoicePlus Assurance (C Share) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141757) filed on April 15, 2010.

(6)
Articles of Incorporation and By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.

(7)
(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(b)
Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(8) (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b)	Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

	(i)	AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

	(ii)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.

	(iii)	Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.

	(iv)	Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.

	(v)	Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.

	(vi)	MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

	(vii)	AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.

	(viii)	DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.

	(ix)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.

	(x)	Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

	(xi)	Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

	(xii)	Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.

	(xiii)	American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.

	(xiv)	DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.

	(xv)	BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.

	(xvi)	PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.

(c)	Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:

	(i)	American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

	(ii)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

	(iii)	BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

	(iv)	Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

	(v)	Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

	(vi)	Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

	(vii)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

	(viii)	MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

(9)
(b) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legal- ity of securities being issued (ChoicePlus Access) incorporated herein to Registration Statement on Form N-4 (File No. 333-141757) filed on April 2, 2007.

(b)
Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus II Access) incorporated herein to Registration Statement on Form N-4 (File No. 333- 141757) filed on April 2, 2007.

(c)
Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus Assurance C Share) incorporated herein to Registration Statement on Form N-4 (File No. 333-141757) filed on April 2, 2007.

(10)	(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b)
Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141757) filed on April 15, 2010.

(11)	Not Applicable

(12)	Not Applicable

(13)	Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post- Effective Amendment No. 11 (File No. 333-145531) filed on August 26, 2010.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York’s executive officers.
Name	Positions and Offices with Depositor

Charles C. Cornelio*****	Executive Vice President, Chief Administrative Officer and Director
Frederick J. Crawford***	Executive Vice President, Chief Financial Officer and Director
Robert W. Dineen***	Director
C. Phillip Elam, II*****	Senior Vice President and Chief Investment Officer
Dennis R. Glass***	President and Director
George W. Henderson, III	Director
Granville Capital
300 N. Greene Street
Greensboro, NC 27401
Mark E. Konen*****	Senior Vice President and Director
M. Leanne Lachman	Director
870 United Nations, Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia	Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 S. Crouse Ave.
Syracuse, NY 13244
Patrick S. Pittard	Director
20 Cates Ridge
Atlanta, GA 30327
Larry A. Samplatsky****	Vice President and Chief Compliance Officer
Robert O. Sheppard*	Second Vice President, General Counsel and Secretary
Rise’ C.M. Taylor**	Vice President and Treasurer

*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
***Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
****Principal business address is 350 Church Street, Hartford, CT 06103
*****Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of July 31, 2010 there were 7,202 contract owners under Account N.

Item 28. Indemnification

(a)	Brief description of indemnification provisions.

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnifi- cation in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in con- nection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Anant Bhalla*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Director
Thomas P. O’Neill*	Vice President and Director
Linda E. Woodward***	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d)
Lincoln New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln New York.

(e)
Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 26th day of August, 2010.

Lincoln New York Account N for Variable Annuities (Registrant)
Lincoln ChoicePlus Access, Lincoln ChoicePlus II Access,
Lincoln ChoicePlus Assurance (C Share)

By:  LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)

By:/s/Delson R. Campbell
Delson R. Campbell
Assistant Vice President, Lincoln Life & Annuity Company of New York
(Title)

/s/Brian A. Kroll
Brian A. Kroll
Assistant Vice President, Lincoln Life & Annuity Company of New York
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 26, 2010.

Signature	Title
*	President
Dennis R. Glass	(Principal Executive Officer)
*	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford	(Principal Financial Officer)
*	Executive Vice President, Chief Administrative Officer and Direc-
Charles C. Cornelio	tor
*	Senior Vice President and Chief Investment Officer
C. Phillip Elam II
*	Director
Robert W. Dineen
*	Director
George W. Henderson, III
*	Director
Mark E. Konen
*	Director
M. Leanne Lachman
*	Director
Louis G. Marcoccia
*	Director
Patrick S. Pittard
*By:/s/Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell